Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value

UNITED STATES TREASURY OBLIGATIONS (42.0%)
$40,000	United States Treasury Bills	(AA+, Aaa)	04/22/21	0.091	$39,995,556
10,000	United States Treasury Bills	(AA+, Aaa)	06/17/21	0.148	9,997,544
35,000	United States Treasury Bills	(AA+, Aaa)	07/15/21	0.140	34,989,238
55,000	United States Treasury Bills	(AA+, Aaa)	08/12/21	0.108	54,982,400
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $139,932,318)					139,964,738

TOTAL INVESTMENTS AT VALUE (42.0%) (Cost $139,932,318)					139,964,738

OTHER ASSETS IN EXCESS OF LIABILITIES (58.0%)					192,920,999

NET ASSETS (100.0%)(2)					$332,885,737

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2021.
(2)	As of January 31, 2021, the Credit Suisse Managed Futures Strategy Fund held $42,888,703 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 12.9% of the Fund's consolidated net assets.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2021	472	$36,067,880	$884,782
CAD Currency Futures	USD	Mar 2021	809	63,199,080	(293,457)
EUR Currency Futures	USD	Mar 2021	405	61,473,938	163,085
GBP Currency Futures	USD	Mar 2021	689	59,017,156	1,249,351
JPY Currency Futures	USD	Mar 2021	661	78,915,137	(520,303)
					$1,483,458
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2021	503	21,253,874	$(206,073)
FTSE 100 Index Futures	GBP	Mar 2021	281	24,545,141	(419,295)
Hang Seng Index Futures	HKD	Feb 2021	188	34,331,152	(2,150,157)
Nikkei 225 Index Futures OSE	JPY	Mar 2021	59	15,536,845	609,927
S&P 500 E Mini Index Futures	USD	Mar 2021	69	12,782,940	227,662
					$(1,937,936)
Interest Rate Contracts
EURO Bund Futures	EUR	Mar 2021	277	59,649,465	$(38,831)

Contracts to Sell
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2021	(91)	(131,960,648)	$58,243
10YR U.S. Treasury Note Futures	USD	Mar 2021	(721)	(98,799,531)	192,126
Long Gilt Futures	GBP	Mar 2021	(314)	(57,808,949)	112,886
					$363,255
					$(130,054)

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$9,290,714	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.11%	At Maturity	$—	$(127,050)
USD	4,297,654	12/07/21	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	60,023
USD	40,648,544	12/07/21	Goldman Sachs	Bloomberg industrial Metals Index	0.12%	At Maturity	—	(333,099)
USD	47,854,558	12/07/21	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	7,833,872
								$7,433,746

Currency Abbreviations:
____________________
AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

U.S. Treasury securities in the amount of $1,158,000 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$139,964,738	$—	$139,964,738
	$—	$139,964,738	$—	$139,964,738

Other Financial Instruments*
Futures Contracts	$3,498,062	$—	$—	$3,498,062
Swap Contracts	—	7,893,895	—	7,893,895

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$3,628,116	$—	$—	$3,628,116
Swap Contracts	—	460,149	—	460,149

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (9.2%)
BELGIUM (0.1%)
Insurance (0.1%)
Ageas S.A.	325	$16,657
CANADA (0.2%)
Capital Markets (0.0%)
CI Financial Corp.	1,387	17,242
IT Services (0.1%)
CGI, Inc.(1)	217	17,412
Metals/Mining (0.1%)
Teck Resources Ltd., Class B	947	17,317
		51,971
DENMARK (0.6%)
Air Freight & Logistics (0.1%)
DSV Panalpina AS	103	16,088
Beverages (0.1%)
Carlsberg AS, Class B	108	15,795
Chemicals (0.1%)
Novozymes AS, Class B	301	18,085
Electrical Equipment (0.1%)
Vestas Wind Systems AS	73	15,691
Healthcare Equipment & Supplies (0.1%)
Demant AS(1)	438	15,716
Marine (0.0%)
AP Moller - Maersk AS, Class A	8	15,106
AP Moller - Maersk AS, Class B	8	16,451
		31,557
Pharmaceuticals (0.1%)
Novo Nordisk AS, Class B	247	17,227
		130,159
FRANCE (0.2%)
Electrical Equipment (0.1%)
Schneider Electric SE	120	17,583
Real Estate Investment Trust (0.1%)
Klepierre S.A.(2)	770	18,475
		36,058
GERMANY (0.1%)
Diversified Telecommunication Services (0.1%)
United Internet AG, Reg S	410	17,812
Insurance (0.0%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg S	58	15,396
		33,208
IRELAND (0.6%)
Building Products (0.1%)
Johnson Controls International PLC	368	18,334
Chemicals (0.1%)
Linde PLC	68	16,687
Construction Materials (0.1%)
CRH PLC(1)	416	17,090
Electrical Equipment (0.1%)
Eaton Corp. PLC	143	16,831
Insurance (0.0%)
Aon PLC	82	16,654
Machinery (0.1%)
Pentair PLC	324	17,645
Technology Hardware & Storage (0.1%)
Seagate Technology PLC	276	18,249

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
IRELAND
		$121,490
ITALY (0.1%)
Automobiles (0.1%)
Ferrari NV	75	15,624
JERSEY (0.2%)
Containers & Packaging (0.1%)
Amcor PLC	1,565	17,121
Media (0.1%)
WPP PLC	1,570	16,442
Trading Companies & Distributors (0.0%)
Ferguson PLC	141	16,408
		49,971
NETHERLANDS (0.3%)
Chemicals (0.0%)
Akzo Nobel NV	161	16,408
Healthcare Equipment & Supplies (0.1%)
Koninklijke Philips NV	323	17,626
Insurance (0.1%)
NN Group NV	398	16,596
Machinery (0.1%)
CNH Industrial NV(1)	1,371	17,489
		68,119
SWEDEN (0.2%)
Diversified Telecommunication Services (0.1%)
Telia Co AB	4,197	18,450
Tobacco (0.1%)
Swedish Match AB	223	17,249
		35,699
SWITZERLAND (0.2%)
Electronic Equipment, Instruments & Components (0.1%)
TE Connectivity Ltd.	142	17,097
Pharmaceuticals (0.1%)
Novartis AG, Reg S	182	16,500
		33,597
UNITED KINGDOM (1.1%)
Banks (0.1%)
Standard Chartered PLC(1)	2,695	16,343
Beverages (0.1%)
Coca-Cola European Partners PLC	345	16,032
Capital Markets (0.1%)
Standard Life Aberdeen PLC	4,464	18,418
Insurance (0.1%)
Direct Line Insurance Group PLC	3,937	16,195
Media (0.1%)
Pearson PLC	1,846	20,498
Metals/Mining (0.1%)
Anglo American PLC	518	17,077
Rio Tinto PLC	230	17,488
		34,565
Oil, Gas & Consumable Fuels (0.2%)
BP PLC	4,928	18,353
Royal Dutch Shell PLC B Shares	997	17,415
Royal Dutch Shell PLC, Class A	968	17,952
		53,720

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Professional Services (0.1%)
RELX PLC	701	$17,394
Textiles, Apparel & Luxury Goods (0.1%)
Burberry Group PLC(1)	702	16,489
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	366	18,409
		228,063
UNITED STATES (5.3%)
Banks (0.6%)
Bank of America Corp.	566	16,782
Citigroup, Inc.	278	16,121
JPMorgan Chase & Co.	136	17,499
M&T Bank Corp.	135	17,884
The PNC Financial Services Group, Inc.	116	16,648
U.S. Bancorp	368	15,769
Wells Fargo & Co.	569	17,002
		117,705
Biotechnology (0.2%)
Biogen, Inc.(1)	70	19,783
Regeneron Pharmaceuticals, Inc.(1)	36	18,138
		37,921
Building Products (0.1%)
Masco Corp.	313	16,999
Capital Markets (0.5%)
Ameriprise Financial, Inc.	88	17,413
Morgan Stanley	251	16,830
State Street Corp.	236	16,520
T. Rowe Price Group, Inc.	113	17,682
The Bank of New York Mellon Corp.	405	16,131
The Goldman Sachs Group, Inc.	65	17,626
		102,202
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	158	15,952
Consumer Finance (0.1%)
Synchrony Financial	495	16,657
Diversified Financial Services (0.1%)
Equitable Holdings, Inc.	644	15,958
Voya Financial, Inc.	292	16,195
		32,153
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	608	17,407
Liberty Global PLC, Class C(1)	726	17,540
		34,947
Electric Utilities (0.1%)
NRG Energy, Inc.	457	18,924
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.(1)	176	17,183
Food & Staples Retailing (0.1%)
The Kroger Co.	541	18,665
Healthcare Equipment & Supplies (0.1%)
Hologic, Inc.(1)	236	18,816
Healthcare Providers & Services (0.4%)
DaVita, Inc.(1)	146	17,136
Henry Schein, Inc.(1)	257	16,923
McKesson Corp.	99	17,273
Molina Healthcare, Inc.(1)	76	16,234

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Healthcare Providers & Services
Universal Health Services, Inc. Class B	125	$15,585
		83,151
Healthcare Technology (0.1%)
Cerner Corp.	219	17,544
Hotels, Restaurants & Leisure (0.1%)
Domino's Pizza, Inc.	45	16,684
MGM Resorts International	545	15,565
		32,249
Insurance (0.3%)
Lincoln National Corp.	344	15,649
Loews Corp.	381	17,255
The Allstate Corp.	156	16,720
W.R. Berkley Corp.	258	16,032
		65,656
Internet Software & Services (0.2%)
eBay, Inc.	342	19,326
Expedia Group, Inc.	130	16,133
		35,459
IT Services (0.1%)
FleetCor Technologies, Inc.(1)	63	15,293
GoDaddy, Inc., Class A(1)	207	16,266
		31,559
Life Sciences Tools & Services (0.1%)
Waters Corp.(1)	69	18,262
Machinery (0.1%)
Cummins, Inc.	76	17,816
Media (0.3%)
Altice U.S.A., Inc., Class A(1)	481	17,109
Charter Communications, Inc., Class A(1)	26	15,797
Discovery, Inc., Class C(1)	655	22,945
Fox Corp. Class A	535	16,681
		72,532
Metals/Mining (0.1%)
Steel Dynamics, Inc.	466	15,970
Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	1,060	19,430
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.	277	17,016
Real Estate (0.1%)
Mid-America Apartment Communities, Inc.	137	18,187
Road & Rail (0.1%)
Kansas City Southern	84	17,024
Semiconductor Equipment & Products (0.1%)
Intel Corp.	345	19,151
Xilinx, Inc.	121	15,799
		34,950
Software (0.3%)
Citrix Systems, Inc.	132	17,597
Fortinet, Inc.(1)	116	16,791
NortonLifeLock, Inc.	826	17,404
Oracle Corp.	266	16,074
		67,866
Specialty Retail (0.1%)
Tractor Supply Co.	122	17,292

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Technology Hardware & Storage (0.1%)
NetApp, Inc.	261	$17,341
Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	201	15,451
Trading Companies & Distributors (0.1%)
United Rentals, Inc.(1)	74	17,983
		1,080,862
TOTAL COMMON STOCKS (Cost $1,866,718)		1,901,478
EXCHANGE-TRADED FUNDS (16.7%)
UNITED STATES (16.7%)
Commingled Funds (10.2%)
Invesco QQQ Trust Series 1	306	96,255
iShares 3-7 Year Treasury Bond ETF	5,344	708,668
iShares Russell 2000 Value ETF	1,487	205,801
Vanguard Short-Term Inflation-Protected Securities ETF(2)	20,853	1,070,593
		2,081,317
Diversified Financial Services (2.0%)
Consumer Discretionary Select Sector SPDR Fund	292	47,307
Industrial Select Sector SPDR Fund	1,567	132,835
iShares MSCI EAFE ETF	650	47,054
iShares MSCI Emerging Markets ETF(2)	1,894	100,969
Materials Select Sector SPDR Fund	1,282	90,560
		418,725
Energy - Integrated (4.5%)
Alerian MLP ETF(2)	34,251	926,489
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,136,119)		3,426,531
SHORT-TERM INVESTMENTS (5.7%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(3) (Cost $1,163,486)	1,163,486	1,163,486
TOTAL INVESTMENTS AT VALUE (31.6%) (Cost $6,166,323)		6,491,495
OTHER ASSETS IN EXCESS OF LIABILITIES (68.4%)		14,022,109
NET ASSETS(4) (100.0%)		$20,513,604

(1)	Non-income producing security.
(2)	Security or portion thereof is out on loan.
(3)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2021.
(4)	As of January 31, 2021, the Credit Suisse Multialternative Strategy Fund held $4,982,272 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 24.3% of the Fund's consolidated net assets.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	$73,546	USD	$57,831	03/17/21	JPMorgan Chase	$57,831	$57,580	$(251)
CHF	16,484	USD	18,693	03/17/21	JPMorgan Chase	18,693	18,552	(141)
DKK	812,531	USD	134,329	03/17/21	JPMorgan Chase	134,329	132,830	(1,499)
EUR	348,096	USD	427,529	03/17/21	JPMorgan Chase	427,529	423,308	(4,221)
GBP	116,830	USD	159,090	03/17/21	JPMorgan Chase	159,090	160,468	1,378
SEK	287,161	USD	34,810	03/17/21	JPMorgan Chase	34,810	34,488	(322)
USD	614,783	EUR	504,317	03/17/21	JPMorgan Chase	(614,783)	(613,282)	1,501
USD	269,642	DKK	1,647,296	03/17/21	JPMorgan Chase	(269,642)	(269,297)	345
USD	111,396	CAD	141,977	03/17/21	JPMorgan Chase	(111,396)	(111,154)	242
USD	36,017	CHF	31,832	03/17/21	JPMorgan Chase	(36,017)	(35,826)	191
USD	69,613	SEK	583,680	03/17/21	JPMorgan Chase	(69,613)	(70,097)	(484)
USD	405,635	GBP	300,057	03/17/21	JPMorgan Chase	(405,635)	(412,133)	(6,498)
								$(9,759)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	118	$1,247,216	$32,722
Industrial Metals
LME Nickel Futures	USD	Mar 2021	9	954,369	$61,124
LME Nickel Futures	USD	May 2021	2	212,382	(5,626)
LME Primary Aluminum Futures	USD	Mar 2021	26	1,279,122	(16,505)
LME Primary Aluminum Futures	USD	May 2021	6	297,150	(6,071)
LME Zinc Futures	USD	Mar 2021	16	1,028,000	(60,956)
LME Zinc Futures	USD	May 2021	4	258,375	(10,260)
					$(38,294)
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Mar 2021	16	1,790,675	$(7,464)
10YR CAD Bond Futures	CAD	Mar 2021	16	1,848,808	(4,567)
10YR U.S. Treasury Note Futures	USD	Mar 2021	13	1,781,406	(2,877)
					$(14,908)
Contracts to Sell
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2021	(17)	(718,322)	$9,040
S&P 500 E Mini Index Futures	USD	Mar 2021	(6)	(1,111,560)	(5,128)
					$3,912
Industrial Metals
LME Nickel Futures	USD	Mar 2021	(9)	(954,369)	$(64,625)
LME Nickel Futures	USD	May 2021	(2)	(212,382)	2,717
LME Primary Aluminum Futures	USD	Mar 2021	(26)	(1,279,122)	50,407
LME Primary Aluminum Futures	USD	May 2021	(6)	(297,150)	2,273
LME Zinc Futures	USD	Mar 2021	(16)	(1,028,000)	64,373
LME Zinc Futures	USD	May 2021	(4)	(258,375)	393
					$55,538
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2021	(13)	(1,884,407)	$3,419
EURO Bund Futures	EUR	Mar 2021	(9)	(1,938,069)	5,275
Long Gilt Futures	GBP	Mar 2021	(10)	(1,841,049)	6,744
					$15,438
					$54,408

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Total Return Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,181,811	09/24/21	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	1.00%	Monthly	$—	$0
USD	4,304,785	06/04/21	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index ER(b)	0.20%	At Maturity	—	(13,780)
USD	4,248,509	09/09/21	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	(115,995)
USD	2,543,131	09/09/21	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	(39,153)
USD	455,167	06/04/21	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	(9,476)
USD	4,000,000	06/21/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	—	178,738
USD	1,074,840	06/30/21	BNP Paribas	USD Custom Equity Basket Long 2(b)	0.32%	Monthly	—	(15,080)
USD	47,346	08/03/21	BNP Paribas	USD Custom Equity Basket Long(b)	0.32%	Monthly	—	(1,952)
USD	289,409	08/03/21	BNP Paribas	(0.26)%	USD Custom Equity Basket Short(b)	Monthly	—	7,358
USD	204,124	08/03/21	BNP Paribas	USD Custom Equity Basket Long(b)	0.34%	Monthly	—	(2,426)
USD	1,347,805	09/09/21	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	70,766
USD	4,299,207	09/09/21	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.10%	At Maturity	—	10,743
EUR	4,271,537	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	(35,420)
USD	289,813	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol US Index(b)	0.35%	At Maturity	—	(5,054)
USD	1,801,392	09/09/21	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	21,808

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$400,000	03/22/21	Goldman Sachs	0.24%	iBoxx $ Liquid High Yield Index	Quarterly	$—	$(41,143)
USD	3,391,556	07/16/21	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	376,579
USD	4,301,822	07/16/21	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	26,596
USD	2,840,714	07/16/21	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(7,886)
USD	3,763,635	09/09/21	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	57,503
USD	73,502	09/09/21	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(3,642)
USD	816,853	09/09/21	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	15,826
USD	166,127	09/09/21	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(7,015)
USD	400,000	09/20/21	Goldman Sachs	0.22%	iBoxx $ Liquid High Yield Index	Quarterly	85	1,387
USD	7,415	10/25/21	Goldman Sachs	Achillion Pharmaceuticals CVR	0.50%	Monthly	—	81
USD	36	12/10/21	Goldman Sachs	(0.23)%	Builders Firstsource, Inc.	Monthly	—	(2)
USD	2,988,561	02/09/21	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	7,556
USD	4,229,806	02/09/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	58,291
USD	4,325,678	02/09/21	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	80,558
USD	4,366,831	02/09/21	JPMorgan Chase	JPM Commodities Fundamental Value(b)	0.80%	At Maturity	—	130,230
USD	275,028	02/09/21	JPMorgan Chase	J.P. Morgan Rates U.S. Volatility Carry Index(b)	1.00%	Monthly	—	167
USD	499,999	03/04/21	JPMorgan Chase	J.P. Morgan EMBI Global Core	0.78%	Quarterly	—	(801)
USD	1,000,000	03/11/21	JPMorgan Chase	J.P. Morgan EMBI Global Core	0.72%	Quarterly	—	(5,426)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$600,000	03/11/21	JPMorgan Chase	J.P. Morgan EMBI Global Core	0.79%	Quarterly	$—	$(9,401)
EUR	1,542	03/19/21	JPMorgan Chase	Aroundtown SA	(0.09)%	Monthly	—	(85)
USD	300,000	03/22/21	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	—	18,826
USD	4,200,000	06/21/21	JPMorgan Chase	0.24%	iBoxx $ Liquid High Yield Index	Quarterly	—	(216,951)
USD	109,789	01/03/22	JPMorgan Chase	(0.26)%	Marvell Technology Group Ltd.	Monthly	—	(8,878)
USD	237,901	01/03/22	JPMorgan Chase	Navistar International Corp.	0.53%	Monthly	—	271
USD	265,672	01/03/22	JPMorgan Chase	Xilinx, Inc.	0.53%	Monthly	—	(25,162)
USD	47,568	01/03/22	JPMorgan Chase	Endurance International Group	0.53%	Monthly	—	202
USD	294,452	01/03/22	JPMorgan Chase	(0.14)%	Advanced Micro Devices, Inc.	Monthly	—	22,631
USD	229,480	01/03/22	JPMorgan Chase	PNM Resources, Inc.	0.53%	Monthly	—	1,523
USD	253,414	01/03/22	JPMorgan Chase	(0.14)%	Analog Devices, Inc.	Monthly	—	2,216
USD	236,669	01/03/22	JPMorgan Chase	Varian Medical Systems, Inc.	0.53%	Monthly	—	175
USD	241,638	01/03/22	JPMorgan Chase	Maxim Integrated Products	0.53%	Monthly	—	(4,382)
USD	163,630	01/03/22	JPMorgan Chase	Inphi Corp.	0.53%	Monthly	—	3,631
				China Biologic Products
USD	236,118	01/03/22	JPMorgan Chase	Holdings, Inc.	0.53%	Monthly	—	(300)
USD	142,555	01/03/22	JPMorgan Chase	Virtusa Corp.	0.53%	Monthly	—	(279)
CAD	199,471	01/04/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.88%	Monthly	—	(3,256)
GBP	362,749	01/10/22	JPMorgan Chase	KAZ Minerals PLC	0.38%	Monthly	—	31,027
GBP	330,873	01/10/22	JPMorgan Chase	RSA Insurance Group PLC	0.38%	Monthly	—	(1,577)
USD	87,097	01/10/22	JPMorgan Chase	Maxim Integrated Products	0.53%	Monthly	—	(1,580)
USD	85,078	01/10/22	JPMorgan Chase	China Biologic Products Holdings, Inc.	0.53%	Monthly	—	(108)
USD	17,162	01/10/22	JPMorgan Chase	Endurance International Group	0.53%	Monthly	—	73
USD	106,222	01/10/22	JPMorgan Chase	(0.27)%	Advanced Micro Devices, Inc.	Monthly	—	8,164
USD	42	01/10/22	JPMorgan Chase	(0.27)%	Conoco Philips	Monthly	—	2
USD	82,711	01/10/22	JPMorgan Chase	PNM Resources, Inc.	0.53%	Monthly	—	549
USD	318,622	01/10/22	JPMorgan Chase	Sina Corp.	0.53%	Monthly	—	(4,136)
USD	95,769	01/10/22	JPMorgan Chase	Xilinx, Inc.	0.53%	Monthly	—	(9,070)
USD	85,746	01/10/22	JPMorgan Chase	Navistar International Corp.	0.53%	Monthly	—	98
USD	39,564	01/10/22	JPMorgan Chase	(0.26)%	Marvell Technology Group Ltd.	Monthly	—	(3,199)
USD	51,457	01/10/22	JPMorgan Chase	Virtusa Corp.	0.53%	Monthly	—	(101)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$91,259	01/10/22	JPMorgan Chase	(0.27)%	Analog Devices, Inc.	Monthly	$—	$798
USD	85,439	01/10/22	JPMorgan Chase	Varian Medical Systems, Inc.	0.53%	Monthly	—	63
USD	87,057	01/10/22	JPMorgan Chase	(0.27)%	Sales Force. Com., Inc.	Monthly	—	(1,588)
USD	212,697	01/10/22	JPMorgan Chase	Slack Technologies , Inc.	0.53%	Monthly	—	810
USD	59,052	01/10/22	JPMorgan Chase	Inphi Corp.	0.53%	Monthly	—	1,310
SEK	333,136	01/17/22	JPMorgan Chase	Recipharm AB	0.33%	Monthly	—	16,172
USD	325,630	01/18/22	JPMorgan Chase	TCF Financial Corp.	0.53%	Monthly	—	8,954
USD	331,953	01/18/22	JPMorgan Chase	(0.27)%	Huntington Bancshares, Inc.	Monthly	—	(9,953)
USD	208,741	01/24/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.52%	Monthly	—	(1,987)
USD	79,539	01/24/22	JPMorgan Chase	(0.28)%	Diamondback Energy, Inc.	Monthly	—	(4,476)
USD	331,829	01/24/22	JPMorgan Chase	HMS Holdings Corp.	0.52%	Monthly	—	1,539
USD	78,543	01/24/22	JPMorgan Chase	QEP Resources, Inc.	0.52%	Monthly	—	5,928
USD	328,073	01/24/22	JPMorgan Chase	Realpage, Inc.	0.52%	Monthly	—	(492)
USD	88,742	02/07/22	JPMorgan Chase	Boston Private Final Holdings, Inc.	0.53%	Monthly	—	2,549
USD	315,469	02/07/22	JPMorgan Chase	FLIR Systems, Inc.	0.53%	Monthly	—	(2,440)
USD	318,492	02/07/22	JPMorgan Chase	Magellan Health, Inc.	0.53%	Monthly	—	(3,189)
USD	71,014	02/07/22	JPMorgan Chase	(0.26)%	SVB Financial Group	Monthly	—	(3,846)
USD	158,722	02/07/22	JPMorgan Chase	(0.26)%	Teledyne Technologies , Inc.	Monthly	—	4,493
USD	174,844	02/14/22	JPMorgan Chase	Change Healthcare, Inc.	0.53%	Monthly	—	(165)
USD	193,028	02/28/22	JPMorgan Chase	Coherent, Inc.	0.52%	Monthly	—	(5,042)
USD	110,591	02/28/22	JPMorgan Chase	(0.27)%	Lumentum Holdings, Inc.	Monthly	—	6,567
USD	1,568,921	09/09/21	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(b)	0.15%	At Maturity	—	45,677
USD	400,000	03/20/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	(152)	8,833
USD	1,000,000	03/20/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.22%	Quarterly	(505)	8,509
USD	3,330,000	03/20/21	Morgan Stanley	1.00%	iBoxx $ Liquid High Yield Index	Quarterly	1,851	(22,797)
USD	1,100,000	03/22/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	—	123,291
USD	1,300,000	06/21/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	—	49,367
USD	687,819	09/09/21	Morgan Stanley	GC Intraday Momentum Index(d)	0.15%	At Maturity	—	(2,179)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$4,300,916	09/09/21	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	$—	$12,319
USD	400,000	09/20/21	Morgan Stanley	0.21%	iBoxx $ Liquid High Yield Index	Quarterly	134	(11,470)
USD	1,900,000	09/20/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.24%	Quarterly	(560)	2,354
USD	4,298,917	09/30/21	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(49,126)
USD	15,918	04/20/21	Societe Generale	0.12%	S&P 500 Total Return Index	Monthly	—	556
USD	534,626	06/04/21	Societe Generale	SGI VRR US Index(b)	0.28%	At Maturity	—	16,953
USD	4,332,047	06/09/21	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(b)	1.20%	At Maturity	—	(117,945)
USD	668,564	06/30/21	Societe Generale	0.25%	S&P 500 Total Return Index	Monthly	—	23,360
USD	405,914	08/20/21	Societe Generale	0.32%	S&P 500 Total Return Index	Monthly	—	14,183
USD	3,966,022	09/09/21	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(24,637)
							$853	$634,112

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
1	Goldman Sachs	S&P 500 Index, strike @ $3,795	02/19/21	100	$7,769	$(13,035)	$ (5,266)

(a)       The index constituents are available on the counterparty’s website.

(b)       The index constituents are available on the Fund’s website.

(c)       The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d)       The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

U.S. Treasury securities in the amount of $200,000 received at the custodian bank as collateral for OTC swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,287,483	$613,995	$—	$1,901,478
Exchange-traded Funds	3,426,531	—	—	3,426,531
Short-term Investments	—	1,163,486	—	1,163,486
	$4,714,014	$1,777,481	$—	$6,491,495
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,657	$—	$3,657
Futures Contracts	238,487	—	—	238,487
Swap Contracts	—	1,488,160	—	1,488,160

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$13,416	$—	$13,416
Futures Contracts	184,079	—	—	184,079
Swap Contracts	—	854,048	—	854,048
Written Options	13,035	—	—	13,035

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Written options are reported at value.

During the period ended January 31, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (82.7%)
Advertising (1.1%)
$8,099	Clear Channel Outdoor Holdings, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	08/21/26	3.659 - 3.712	$7,919,295
4,313	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.621	4,294,912
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	7.621	6,012,411
3,959	Southern Graphics, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B3)	12/31/22	3.371	2,966,160
6,000	Southern Graphics, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC-, Caa3)	12/31/23	7.621	2,400,000
					23,592,778
Aerospace & Defense (0.6%)
7,770	Amentum Government Services Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B1)	01/29/27	5.500	7,828,771
2,070	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.500%(1)	(BBB-, Baa2)	02/12/27	2.250	2,061,732
2,755	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	2.000	2,652,116
					12,542,619
Air Transportation (0.1%)
1,414	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(1)	(NR, Baa3)	06/25/27	6.250	1,510,403
Auto Parts & Equipment (4.4%)
5,760	Adient U.S. LLC, LIBOR 1M + 4.250%(1)	(B+, Ba3)	05/06/24	4.371 - 4.463	5,777,557
8,062	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	04/06/24	3.000	8,029,656
2,925	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(1),(3)	(B, B2)	05/22/25	6.496	2,939,625
8,339	Clarios Global LP, LIBOR 1M + 3.500%(1)	(B, B1)	04/30/26	3.621	8,354,564
16,282	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(2)	(B-, B1)	11/02/23	2.750	15,531,551
3,920	Garrett Motion, Inc., LIBOR 1M + 4.500%(1),(3)	(BBB-, NR)	03/31/21	5.500	3,939,600
1,760	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(3),(4)	(CCC-, Caa3)	02/28/26	11.000	1,645,580
2,640	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(1),(3),(4)	(B-, Caa1)	08/28/25	7.000	2,626,344
3,716	Les Schwab Tire Centers, LIBOR 3M + 3.500%(1)	(B, B2)	11/02/27	4.250	3,737,315
4,172	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(1)	(CCC+, B2)	12/22/25	7.500	4,282,921
3,000	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(2)	(B, B1)	05/22/24	4.121	2,983,125
12,011	TI Group Automotive Systems, L.L.C., EURIBOR 3M + 3.750%(1),(5)	(BB-, B1)	12/16/24	4.500	14,719,625
5,251	TI Group Automotive Systems, L.L.C., LIBOR 3M + 3.750%(1)	(BB-, B1)	12/16/24	4.500	5,270,944
12,183	U.S. Farathane LLC, LIBOR 3M + 3.500%(1)	(CCC, Caa3)	12/23/21	4.500	11,794,336
					91,632,743
Banking (0.8%)
8,222	Citco Funding LLC, LIBOR 3M + 2.500%(1),(3)	(NR, Ba3)	09/28/23	2.769	8,247,780
2,985	Citco Funding LLC, LIBOR 3M + 3.250%(1),(3)	(NR, Ba3)	09/28/23	3.750	3,007,387
170	NEXUS Buyer LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	11/09/26	3.880	169,859
4,987	PI U.S. MergerCo, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	01/03/25	4.500	4,998,750
					16,423,776
Building & Construction (0.4%)
1,927	ACProducts, Inc., LIBOR 3M + 6.500%(1)	(B, B2)	08/18/25	7.500	1,982,272
691	Service Logic Acquisition, Inc., LIBOR 2M + 2.000%(1),(6)	(B, B2)	10/29/27	2.000 - 4.750	695,692
2,394	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	4.750	2,411,731
2,904	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B1)	10/29/24	3.750	2,919,508
					8,009,203
Building Materials (3.2%)
6,741	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	04/28/25	4.621	6,715,854
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1)	(CCC, Caa2)	04/27/26	8.871	1,695,125
11,696	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	01/15/27	2.121	11,674,252
7,421	Cornerstone Building Brands, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	3.876	7,455,657
7,164	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1),(3)	(BB-, Ba2)	02/14/27	2.130	7,145,796
8,000	Installed Building Products, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/15/25	2.371	7,960,000
8,911	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/21/24	2.121	8,911,623
7,890	White Cap Buyer LLC, LIBOR 3M + 4.000%(1)	(B, B2)	10/19/27	4.500	7,946,530
8,372	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.250	8,392,677
					67,897,514
Cable & Satellite TV (1.1%)
15,190	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.377	15,129,471
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	8,495,328
					23,624,799

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (7.3%)
$5,167	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(5)	(B, B2)	09/13/23	3.250	$6,245,803
1,738	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,733,960
1,310	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,306,359
15,238	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	4.000	15,307,565
1,718	Aruba Investments, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	11/24/27	4.750	1,729,941
9,121	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(BB-, B1)	08/27/26	6.250	9,200,053
2,545	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(3)	(B, B2)	11/20/23	4.500	2,557,682
1,957	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(3)	(B, B2)	11/20/23	4.500	1,966,964
8,478	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	2.004	8,462,210
7,286	CeramTec AcquiCo GmbH, EURIBOR 1M + 2.500%(1),(5)	(B, B2)	03/07/25	2.500	8,639,002
794	Ferro Corp. (Term Loan B1), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.504	793,095
4,624	Ferro Corp. (Term Loan B2), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.504	4,617,439
4,526	Ferro Corp. (Term Loan B3), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.504	4,519,196
1,902	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.000	2,242,171
551	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	5.250	530,949
3,335	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	5.250	3,211,805
6,854	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba3)	08/07/24	2.712	6,830,709
2,100	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/01/26	2.754	2,099,118
2,149	NIC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	01/14/29	8.500	2,181,561
3,000	NIC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B, B3)	01/14/28	4.500	3,015,015
8,830	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(CCC+, Caa1)	03/31/25	4.500	8,355,813
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(2)	(CCC, Caa3)	03/30/26	8.750	2,741,446
10,266	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(1),(3)	(B-, B2)	10/15/25	4.883 - 5.004	10,240,701
3,092	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1)	(BB+, B2)	07/13/23	2.880	3,094,209
5,457	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	4.233	5,451,594
13,522	Starfruit Finco B.V, LIBOR 1M + 3.000%(1)	(B+, B1)	10/01/25	3.129	13,487,720
4,114	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	09/23/24	3.121 - 3.254	4,119,504
1,436	UTEX Industries, Inc., LIBOR 1M + 7.000%(1)	(NR, NR)	12/03/24	8.500	1,448,155
1,295	UTEX Industries, Inc., LIBOR 1M + 7.000%(1)	(NR, NR)	02/08/21	8.500	1,306,477
1,209	UTEX Industries, Inc., LIBOR 1M + 9.500%(1)	(NR, NR)	12/03/25	11.000	1,200,958
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Caa3)	10/27/25	9.250	3,707,746
8,016	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B3)	08/12/24	5.000	7,952,929
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2),(3)	(CCC-, Caa3)	08/11/25	9.250	2,250,000
					152,547,849
Diversified Capital Goods (1.7%)
3,640	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	4.630	3,657,440
3,375	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(CCC, Caa1)	01/28/22	4.250	3,412,645
3,900	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	4.371	3,820,362
2,748	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B3)	03/29/25	3.121	2,726,015
3,253	Filtration Group Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/29/25	4.500	3,277,493
4,869	Ingersoll-Rand Services Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	03/01/27	1.871	4,851,786
13,558	Vertiv Group Corp., LIBOR 1M + 3.000%(1)	(B+, B1)	03/02/27	3.144	13,598,182
					35,343,923
Electric-Integrated (0.3%)
6,216	Pacific Gas & Electric Co., PRIME + 3.500%(1)	(BB-, B1)	06/23/25	6.750	6,287,890
Electronics (3.4%)
7,476	AI Ladder (Luxembourg) Subco Sarl, LIBOR 1M + 4.500%(1)	(B, B2)	07/09/25	4.621	7,475,669
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	2.740	4,173,229
2,425	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	4.500	2,432,081
1,026	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	12/01/25	8.500	1,025,756
18,375	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B, B3)	05/17/24	2.371	18,191,397
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(5)	(B-, B3)	01/10/24	3.750	8,436,989
12,303	Oberthur Technologies SA, LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	4.004	12,161,166
15,001	Tempo Acquisition LLC, LIBOR 1M + 3.250%(1)	(B, B1)	11/02/26	3.750	15,013,059
1,500	Tempo Acquisition LLC(7)	(B, B1)	05/01/24	2.871	1,498,830
					70,408,176
Energy - Exploration & Production (0.4%)
852	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	05/22/26	4.121	834,501
4,683	PES Holdings LLC, PRIME + 7.250%(1),(3),(8)	(NR, NR)	12/31/22	10.500	4,027,447
14,932	PES Holdings LLC, PRIME + 1.500% Cash, 3.000% PIK(1),(4),(8)	(NR, NR)	12/31/22	3.000	671,921
4,327	PES Holdings LLC, PRIME + 2.000% Cash, 7.000% PIK(1),(2),(4),(8)	(NR, NR)	12/31/22	5.250	2,758,519
					8,292,388

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Food & Drug Retailers (0.7%)
$1,987	GOBP Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	10/22/25	2.871	$1,992,625
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/02/24	4.250	3,468,451
2,999	L1R HB Finance Limited Â , LIBOR - GBP 3M + 5.250%(1),(9)	(CCC+, Caa1)	09/02/24	5.273	3,843,244
3,779	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	4.500	3,795,123
841	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/21/27	4.500	845,613
625	WOOF Holdings, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	12/21/28	8.000	636,253
					14,581,309
Food - Wholesale (1.1%)
2,750	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(3)	(B, B2)	12/13/23	5.250	2,759,849
2,344	AI Aqua Merger Sub, Inc., LIBOR 1M + 5.250%(1)	(B, B2)	12/13/23	6.250	2,363,141
1,959	AI Aqua Merger Sub, Inc. (1st Lien Term Loan B), LIBOR 1M + 3.250%(1),(3)	(B, B2)	12/13/23	4.250	1,966,530
2,939	AI Aqua Merger Sub, Inc. (Incremental Term Loan), LIBOR 1M + 3.250%(1),(3)	(B, B2)	12/13/23	4.250	2,950,263
6,237	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B2)	10/22/25	4.371	6,259,257
5,000	Zara UK Midco Ltd., EURIBOR 6M+ 5.750%(1),(2),(5)	(B, B2)	01/31/25	5.750	5,811,292
					22,110,332
Forestry & Paper (0.3%)
5,434	Asplundh Tree Expert LLC, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	09/07/27	2.621	5,456,775
Gaming (2.5%)
3,483	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,505,902
4,069	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.871	4,006,940
7,226	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(2)	(CCC+, Caa2)	07/08/24	4.121	7,081,714
6,625	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500% Cash, 3.000% PIK(1),(4)	(B-, B2)	03/13/25	7.500	6,491,745
5,816	Golden Nugget, Inc., LIBOR 2M + 2.500%(1)	(B, B2)	10/04/23	3.250	5,715,385
12,600	Jackpotjoy PLC, LIBOR - GBP 1M + 4.250%(1),(9)	(B+, Ba3)	12/05/24	4.276	17,286,143
9,258	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1)	(BBB-, Ba1)	07/10/25	3.754	9,297,861
					53,385,690
Gas Distribution (0.2%)
4,252	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(1)	(B, B3)	09/27/24	6.500	4,196,382
Health Facilities (1.3%)
5,450	DaVita, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	08/12/24	1.621	5,421,362
5,977	DaVita, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	08/12/26	1.871	5,975,114
2,701	Western Dental Services, Inc., LIBOR 1M + 4.500%(1),(3)	(CCC+, Caa1)	06/30/23	5.500	2,653,435
14,250	Western Dental Services, Inc., LIBOR 1M + 5.250%(1),(3)	(CCC+, Caa1)	06/30/23	6.250	14,071,635
					28,121,546
Health Services (3.5%)
3,000	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(3)	(B+, B1)	01/04/26	3.500	2,996,250
14,459	Athenahealth, Inc., LIBOR 1M + 4.500%(1)	(B, B2)	02/11/26	4.633	14,529,175
1,877	Athenahealth, Inc., LIBOR 3M + 4.250%(1)	(B, B2)	02/11/26	4.455	1,886,519
7,860	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B-, B3)	02/27/26	3.871	7,715,944
5,350	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,343,664
10,428	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	10,128,633
2,000	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(CCC, B3)	03/13/25	4.250	1,931,250
9,000	nThrive, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	01/15/28	4.500	9,030,960
3,588	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B3)	07/09/25	4.383 - 5.295	3,575,357
1,000	Southern Veterinary Partners LLC, LIBOR 3M + 7.750%(1),(3)	(CCC, Caa2)	10/05/28	8.750	1,010,000
1,014	Southern Veterinary Partners LLC(3),(6),(7)	(B-, B2)	10/05/27	4.000	1,015,516
7,353	Southern Veterinary Partners LLC, LIBOR 6M + 4.000%(1),(3)	(B-, B2)	10/05/27	5.000	7,362,491
6,019	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(1)	(B-, B3)	12/10/27	6.250	6,072,066
					72,597,825
Hotels (0.5%)
5,000	Compass III Ltd., EURIBOR 6M + 4.250%(1),(5)	(B, B2)	05/09/25	4.250	5,981,864
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(3),(5)	(CCC, Caa2)	04/30/26	9.000	3,585,474
					9,567,338
Insurance (0.2%)
4,439	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(1),(3)	(B, B2)	08/01/25	4.500	4,444,603

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage (3.4%)
$13,383	Acrisure LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	3.621	$13,351,186
5,376	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	3.371	5,358,981
6,345	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	02/12/27	3.647	6,320,135
9,889	Hub International Ltd., LIBOR 3M + 2.750%(1)	(B, B2)	04/25/25	2.910 - 2.965	9,819,457
1,997	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.000	2,005,511
7,277	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	12/20/24	3.500	8,865,141
16,575	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	3.371	16,483,773
8,245	Ryan Specialty Group LLC, LIBOR 1M + 3.250%(1)	(B, B1)	09/01/27	4.000	8,275,929
					70,480,113
Investments & Misc. Financial Services (3.7%)
8,563	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(2)	(B-, Caa1)	04/03/24	5.000	7,364,250
9,436	AqGen Ascensus, Inc., LIBOR 3M + 4.000%(1)	(B-, B2)	12/03/26	5.000	9,492,269
7,500	Citadel Securities LP(7)	(NR, Ba1)	02/27/28	2.712	7,474,988
6,408	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	6,451,272
15,329	Ditech Holding Corp., PRIME + 7.000%(1),(8)	(NR, NR)	06/30/22	11.250	4,962,665
1,234	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,235,939
4,205	FinCo I LLC, LIBOR 1M + 2.500%(1)	(BB, Baa3)	06/27/25	2.621	4,205,682
11,250	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.121	11,235,263
10,006	Hudson River Trading LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba2)	02/18/27	3.121	10,029,079
3,113	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	01/21/27	2.875	3,108,211
2,130	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(1),(3)	(B, B3)	06/03/26	4.380	2,132,480
2,140	KREF Holdings X LLC, LIBOR 3M + 4.750%(1),(3)	(BB-, Ba2)	09/01/27	5.750	2,166,854
7,554	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.129	7,552,808
					77,411,760
Life Insurance (0.1%)
1,213	Vida Capital, Inc., LIBOR 1M + 6.000%(1),(3)	(B, B2)	10/01/26	6.121	1,170,086
Machinery (1.9%)
3,407	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	3,423,510
2,841	Alloy Finco Ltd., LIBOR - GBP 1M + 6.750%(1),(3),(9)	(NR, Caa3)	03/06/24	8.750	3,687,004
3,232	Alloy Finco Ltd., LIBOR - GBP 3M + 0.500% Cash, 13.500% PIK(1),(3),(4),(9)	(NR, NR)	03/06/25	14.000	1,996,929
3,597	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK(2),(4)	(NR, NR)	03/06/25	14.000	1,882,413
7,325	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	10/01/25	3.121	7,285,720
2,301	CPM Holdings, Inc., LIBOR 3M + 3.750%(1)	(CCC+, B3)	11/17/25	3.894	2,284,190
1,977	CPM Holdings, Inc., LIBOR 3M + 8.250%(1),(2),(3)	(CCC, Caa3)	11/15/26	8.394	1,957,241
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(2)	(CCC+, Caa3)	09/06/26	6.871	3,605,747
7,849	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	09/06/25	3.621	7,681,063
6,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(CCC+, B3)	10/23/25	2.621	6,055,505
					39,859,322
Managed Care (0.9%)
8,583	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	04/02/25	3.188	8,610,759
9,502	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, Ba3)	06/07/23	3.750	9,504,827
					18,115,586
Media - Broadcast (0.5%)
3,134	Marcel LUX IV Sarl, LIBOR 3M + 4.000%(1),(3)	(B, B2)	12/31/27	4.750	3,138,246
3,250	Recorded Books, Inc., LIBOR 1M + 4.250%(1)	(B-, B3)	08/29/25	4.380	3,256,760
4,000	Recorded Books, Inc., LIBOR 1M + 4.250%(1)	(B-, B3)	08/29/25	4.750	4,011,260
					10,406,266
Media - Diversified (0.8%)
11,621	Alchemy Copyrights, LLC, LIBOR 1M + 3.250%(1),(3)	(B+, B1)	08/16/27	4.000	11,678,980
1,901	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(CCC+, Ba3)	08/24/26	3.380	1,633,540
2,624	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, Caa1)	10/20/25	3.371	2,512,167
1,500	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(2)	(CCC, Caa3)	10/19/26	7.121	1,362,000
					17,186,687
Media Content (0.0%)
856	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba3)	10/19/26	2.871	857,299
Medical Products (2.1%)
14,852	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.000	14,137,346
6,439	Avantor Funding, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	11/08/27	3.500	6,478,313
4,921	CPI Holdco LLC, LIBOR 1M + 4.000%(1)	(NR, B2)	11/04/26	4.121	4,936,568

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Medical Products
$2,743	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	4.754	$2,640,530
3,438	Maravai Intermediate Holdings, LLC, LIBOR 3M + 4.250%(1)	(B-, B2)	10/19/27	5.250	3,465,447
13,300	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(NR, B1)	12/11/26	3.250	13,291,687
					44,949,891
Metals & Mining - Excluding Steel (0.3%)
5,759	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	4.500	5,773,180
6,814	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(1),(8)	(NR, NR)	02/28/19	7.750	37,479
					5,810,659
Non - Electric Utilities (0.0%)
443	BCP Raptor LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	06/24/24	5.250	409,743
Packaging (2.8%)
3,899	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750	3,224,855
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(2)	(CCC-, Caa3)	12/07/24	8.750	969,557
2,964	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1)	(CCC+, Caa1)	12/07/23	6.000	2,430,480
12,031	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	4.000	12,055,961
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(5)	(B-, B3)	06/30/22	4.750	12,155,865
5,915	Proampac PG Borrower LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	11/03/25	5.000	5,948,558
12,061	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	2.871	12,080,792
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(3)	(CC, C)	10/31/25	8.750	2,143,750
6,948	TricorBraun Holdings, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	11/30/23	4.750	6,950,949
					57,960,767
Personal & Household Products (1.7%)
5,499	ABG Intermediate Holdings 2 LLC, LIBOR 6M + 3.250%(1)	(B, B2)	09/27/24	4.500	5,513,338
3,325	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.250%(1),(3)	(B, B2)	09/27/24	6.250	3,358,250
2,404	Energizer Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	12/22/27	2.750	2,409,868
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B-, Caa1)	10/31/23	5.250	4,082,145
3,677	Serta Simmons Bedding LLC (First Out Term Loan), LIBOR 1M + 7.500%(1)	(B+, B2)	08/10/23	8.500	3,732,502
12,336	Serta Simmons Bedding LLC (Second Out Term Loan), LIBOR 1M + 7.500%(1)	(B, Caa2)	08/10/23	8.500	11,437,395
4,562	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(1)	(B, B1)	10/30/27	4.000	4,583,401
					35,116,899
Pharmaceuticals (1.8%)
1,834	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	1,843,116
7,131	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/27/23	2.380	7,130,985
5,421	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.121	5,432,670
9,958	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(1)	(B+, B2)	04/29/24	5.000	9,908,480
2,985	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.000%(1)	(BB+, Ba2)	11/15/27	2.092	2,983,268
2,391	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	1.871	2,404,621
9,037	Syneos Health, Inc., LIBOR 1M + 1.500%(1)	(BB, Ba2)	08/01/24	1.621	8,997,487
					38,700,627
Real Estate Development & Management (0.4%)
8,761	Forest City Enterprises LP, LIBOR 1M + 3.500%(1)	(B+, B2)	12/08/25	3.621	8,598,436
Real Estate Investment Trusts (0.1%)
2,487	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(1)	(B+, Ba2)	04/23/26	5.750	2,524,812
Recreation & Travel (3.3%)
13,004	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/24	2.871	12,957,754
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC-, Caa3)	09/04/26	7.871	1,944,740
9,980	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B-, B3)	09/05/25	3.871	9,265,041
5,038	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	4,001,864
7,350	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(1)	(CCC, Caa2)	09/30/26	3.750	5,789,138
1,560	Crown Finance U.S., Inc., LIBOR 3M +7.000%(1)	(B-, B3)	05/23/24	15.250	1,944,218
8,920	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.750	7,831,543
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	9.125	6,213,402
3,759	Motion Finco Sarl (Term Loan B1), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.504	3,588,806
452	Motion Finco Sarl (Term Loan B2), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.504	431,386
3,980	Richmond UK Bidco Ltd., LIBOR - GBP 6M + 4.250%(1),(9)	(B-, B3)	03/03/24	4.338	5,180,768
10,421	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	03/31/24	3.750	10,229,088
					69,377,748

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Restaurants (2.2%)
$9,924	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.871	$9,872,417
4,556	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(1)	(B-, B2)	06/27/25	3.621	4,528,673
2,500	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B, B2)	12/15/27	4.250	2,512,275
10,769	IRB Holding Corp., LIBOR 6M + 2.750%(1)	(B, B2)	02/05/25	3.750	10,768,574
8,380	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	3.147	8,382,202
10,473	Tacala LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	02/05/27	4.500	10,505,805
					46,569,946
Software - Services (10.1%)
1,750	Applied Systems, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	09/19/24	4.000	1,755,075
6,364	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	4.000	6,395,455
7,142	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	3.121	7,166,814
8,843	Ceridian HCM Holding, Inc., LIBOR 1W + 2.500%(1)	(B+, B2)	04/30/25	2.592	8,840,930
7,091	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.121	7,117,195
1,429	Dynatrace LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	08/22/25	2.371	1,433,774
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,271,760
13,077	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	5.250	13,161,442
16,818	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	16,554,745
1,500	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC-, Caa2)	06/13/25	8.250	1,505,940
11,608	Flexera Software LLC, LIBOR 2M + 3.250%(1)	(B-, B1)	02/26/25	4.250	11,664,758
2,670	Flexera Software LLC(7)	(B-, B1)	01/26/28	4.500	2,688,370
10,208	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.250	10,220,313
7,622	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(1)	(BB, Ba1)	02/15/24	1.871	7,618,317
7,264	Huskies Parent, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	07/31/26	4.121	7,299,870
3,740	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	7.750	3,796,100
9,433	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,484,586
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.871	1,948,241
12,527	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	4.500	12,569,947
1,496	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	3.621	1,495,591
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.871	13,043,958
164	SkillSoft Corp., LIBOR 1M + 7.500%(1)	(B+, B1)	12/27/24	8.500	168,375
1,697	SkillSoft Corp., LIBOR 3M + 7.500%(1)	(B+, B1)	12/27/24	8.500	1,743,300
1,345	SkillSoft Corp., LIBOR 1M + 7.500%(1)	(B-, Caa1)	04/27/25	8.500	1,344,653
14,308	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	2.871	14,269,042
3,487	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.871	3,475,498
4,589	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.871	4,574,260
3,442	STG-Fairway Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B2)	01/31/27	3.371	3,442,346
1,496	The Ultimate Software Group, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	05/04/26	4.750	1,504,801
13,030	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	3.871	13,087,134
7,666	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.144	7,694,502
4,215	Virtusa Corp.(7)	(B+, B2)	12/09/27	5.000	4,253,657
7,202	VS Buyer LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/28/27	3.371	7,215,101
					212,805,850
Specialty Retail (1.3%)
2,269	EG America LLC, LIBOR 3M + 8.000%(1),(2)	(CCC, Caa2)	04/20/26	9.000	2,243,690
13,080	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(5)	(B-, B3)	02/07/25	4.000	15,659,569
9,640	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B2)	05/14/26	3.380	9,489,248
					27,392,507
Steel Producers/Products (1.2%)
11,983	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	3.750	12,035,056
14,200	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/24/27	2.129	14,205,253
					26,240,309
Support - Services (3.3%)
10,171	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	07/10/26	4.371	10,188,848
2,250	Belron Finance U.S. LLC, LIBOR 3M +2.250%(1)	(BB, Ba3)	11/07/24	2.463	2,250,011
1,472	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	5.250	1,457,592
3,752	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	3.500	3,758,758
2,040	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B, B3)	07/31/26	6.000	2,034,663
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(2),(5)	(B-, Caa1)	01/06/24	4.500	5,631,942
1,510	Pike Corp., LIBOR 1M + 3.000%(1),(10)	(B, Ba3)	01/15/28	0.000	1,514,677
1,990	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.130	1,995,526
8,935	Pods LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	3.750	8,985,620
7,535	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	5.500	6,995,451

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services
$11,577	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.371	$11,525,380
7,311	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(CCC+, Caa1)	02/16/24	5.500	6,503,490
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1),(2)	(CCC, Caa1)	08/25/25	8.750	6,736,786
					69,578,744
Tech Hardware & Equipment (0.5%)
11,125	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.371	11,129,339
Telecom - Wireline Integrated & Services (2.0%)
7,612	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	3.814	7,598,988
12,425	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.371	12,407,634
1,651	GTT Communications, Inc., LIBOR 3M + 2.750%(1)	(CCC, NR)	05/31/25	3.000	1,322,934
1,019	GTT Communications, Inc.(6),(7),(10)	(B-, NR)	12/31/21	0.000	1,012,170
582	GTT Communications, Inc., LIBOR 1M + 6.000%(1)	(B-, NR)	12/31/21	8.500	578,383
10,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.871	10,227,160
9,676	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.121	9,633,867
					42,781,136
Theaters & Entertainment (2.9%)
9	AMC Entertainment Holdings, Inc., PRIME + 2.000%(1)	(C, Ca)	04/22/26	5.250	7,143
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(CCC+, B3)	07/03/26	5.500	10,619,304
4,805	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2),(3)	(B+, B3)	05/08/25	3.500	4,673,180
8,629	PUG LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	02/12/27	3.621	8,305,479
6,280	Technicolor S.A., EURIBOR 3M + 3.000%(1),(5)	(CCC, Ca)	12/31/24	6.000	6,743,135
1,204	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(1),(4)	(B, Caa1)	06/30/24	12.235	1,326,017
1,890	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(4)	(CCC, Ca)	12/31/24	6.025	1,669,942
9,298	UFC Holdings, LLC, LIBOR 6M + 3.250%(1)	(B, B2)	04/29/26	3.750	9,301,386
16,230	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(CCC+, B3)	05/18/25	2.880	15,197,831
2,233	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(1)	(CCC+, B3)	05/18/25	9.500	2,374,560
					60,217,977
Transport Infrastructure/Services (0.3%)
7,926	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa1)	03/11/24	4.000	6,957,605
TOTAL BANK LOANS (Cost $1,774,088,461)					1,735,185,975

CORPORATE BONDS (5.9%)
Auto Parts & Equipment (0.4%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(11)	(CCC+, Caa1)	05/15/27	8.500	1,426,574
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(11)	(CCC, Caa1)	11/15/26	5.625	6,083,812
					7,510,386
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	2,189,706
Cable & Satellite TV (0.4%)
1,100	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(11)	(BB, Ba3)	05/15/26	5.500	1,142,306
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	3,609,950
2,455	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(11)	(B+, B1)	01/15/27	5.500	2,579,358
					7,331,614
Chemicals (0.2%)
1,439	Aruba Investments, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 100.00)(11)	(CCC+, Caa1)	02/15/23	8.750	1,447,843
3,255	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.00)(4),(11)	(CCC+, Caa1)	06/01/23	8.750	3,299,333
					4,747,176
Electronics (0.1%)
1,724	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/21 @ 103.47)(11)	(BB, Ba2)	02/10/26	4.625	1,787,573

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (0.3%)
$7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/01/21 @ 104.88)(11)	(B, Caa3)	11/01/23	9.750	$6,033,298
Gaming (0.1%)
1,862	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.69)(11)	(CCC, Caa2)	10/15/24	6.750	1,868,610
Health Services (0.2%)
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(11)	(CCC, Caa3)	02/01/28	9.250	2,236,329
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(11)	(B-, B3)	12/15/25	5.250	2,077,500
723	Valitas Health Services, Inc. (3),(10),(12)	(NR, NR)	02/26/22	0.000	629,952
					4,943,781
Insurance (0.1%)
1,575	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(11)	(B, B2)	10/15/27	4.250	1,604,728
Insurance Brokerage (0.1%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.50)(11)	(CCC+, Caa2)	11/15/25	7.000	2,061,250
Investments & Misc. Financial Services (0.2%)
4,675	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(11)	(B, B1)	05/01/26	8.000	4,929,834
Media Content (0.2%)
4,250	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(11)	(CCC+, Ba3)	08/15/26	5.375	3,437,188
Metals & Mining - Excluding Steel (0.8%)
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 102.19)(11)	(B-, Caa1)	06/15/22	8.750	13,706,480
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(11)	(B-, Caa1)	02/15/26	7.000	3,990,000
					17,696,480
Oil Field Equipment & Services (0.2%)
148	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Secured Notes (Callable 06/01/21 @ 104.00)(3),(4),(11),(12)	(NR, NR)	05/15/25	11.000	136,593
1,139	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (3),(4),(11),(12)	(NR, NR)	08/28/25	5.000	498,619
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 106.19)(11)	(CCC+, Caa2)	02/15/25	8.250	3,828,125
					4,463,337
Packaging (0.4%)
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(11)	(BB-, Ba3)	10/15/25	4.875	7,428,466
Pharmaceuticals (0.6%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(11)	(B, B3)	04/01/26	9.250	394,476
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(B, B3)	02/15/29	6.250	2,155,380
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, B2)	12/15/24	4.375	10,465,477
					13,015,333
Real Estate Investment Trusts (0.2%)
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(11)	(B+, Ba3)	11/01/23	5.500	4,825,153
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(11)	(CCC, B3)	07/31/24	4.875	1,288,392
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(11),(13)	(CCC, B3)	04/15/27	5.500	1,517,325

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(11)	(B, Ba2)	07/01/25	7.000	$2,698,438
					5,504,155
Software - Services (0.2%)
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 102.63)(11)	(CCC+, Caa1)	03/01/24	10.500	5,163,314
Specialty Retail (0.0%)
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	779,194
Support - Services (0.1%)
2,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(11)	(B, B3)	07/31/26	7.125	2,692,570
Tech Hardware & Equipment (0.1%)
1,765	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(11)	(CCC+, B3)	03/15/27	5.000	1,752,866
Telecom - Wireline Integrated & Services (0.3%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(11)	(B, B2)	05/15/26	7.500	4,200,000
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.94)(11)	(CC, NR)	12/31/24	7.875	2,546,250
					6,746,250
Theaters & Entertainment (0.3%)
1,961	Technicolor S.A., Tranche 1 Notes (5)	(NR, NR)	06/30/24	12.000	2,624,798
2,442	Technicolor S.A., Tranche 2 Notes (5)	(NR, NR)	06/30/24	12.000	3,267,988
					5,892,786
TOTAL CORPORATE BONDS (Cost $127,896,199)					124,405,048

ASSET BACKED SECURITIES (4.1%)
Collateralized Debt Obligations (4.1%)
3,500	Anchorage Capital Clo 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 4.180%(1),(11)	(BBB-, NR)	10/20/31	4.381	3,532,309
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950%(1),(11)	(NR, Baa3)	04/20/32	4.174	1,504,176
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B, NR)	04/20/31	5.624	1,975,747
4,184	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	3.870	4,200,089
2,526	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,536,438
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	07/27/31	5.613	701,436
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	3.391	1,922,337
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(2),(11)	(NR, B3)	04/27/27	6.363	1,783,283
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(7),(10),(11)	(NR, NR)	07/20/31	0.000	995,990
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	6.073	2,577,913
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	2.974	3,813,174
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	10/15/29	3.441	3,369,040
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	3.241	4,925,851
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(11)	(B+, NR)	10/15/29	6.591	2,212,889
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(11)	(BB-, NR)	04/15/33	7.142	2,007,820
6,500	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(11)	(A, NR)	04/17/30	3.173	6,507,849
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(11)	(BBB-, NR)	04/17/30	4.173	1,001,908
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(11)	(A, NR)	01/27/31	2.218	6,015,654
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	3.218	3,909,938
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	6.321	3,079,797

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	7.038	$1,871,686
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	3.091	2,182,291
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(11)	(NR, Baa3)	07/17/28	3.193	3,450,911
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(11)	(NR, A2)	10/20/29	2.624	3,000,653
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(11)	(NR, Baa3)	04/20/31	3.044	1,182,197
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Ba1)	10/22/31	3.722	2,966,761
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa2)	09/10/29	3.530	2,974,818
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(11)	(NR, B1)	01/20/29	7.224	2,055,131
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, B1)	06/20/29	5.989	1,392,506
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	3.584	2,908,074
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(7),(10),(11)	(NR, NR)	04/17/30	0.000	1,483,269
1,455	Wendy's Funding LLC, 2018-1A, Rule 144A(11)	(BBB, NR)	03/15/48	3.573	1,496,154
TOTAL ASSET BACKED SECURITIES (Cost $88,675,947)					85,538,089
Number of Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(14)				907,518
134,659	Remainco LLC(3),(12),(14)				1,019,369
					1,926,887
Building & Construction (0.0%)
6	White Forest Resources, Inc.(3),(12),(14)				—
Chemicals (0.3%)
9,785	Huntsman Corp.(2),(14)				258,520
31,756	Project Investor Holdings LLC(2),(3),(12),(14)				317
529,264	Proppants Holdings LLC(2),(3),(12),(14)				26,463
191,054	UTEX Industries, Inc.(14)				5,986,295
					6,271,595
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(3),(12),(14)				8,724
Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(3),(9),(12),(14)				—
Oil Field Equipment & Services (0.0%)
12,409	Pioneer Energy Services Corp.(3),(12),(14)				12,781
Pharmaceuticals (0.1%)
156,133	Akorn Holding Company LLC(14)				2,042,688
Private Placement (0.3%)
2,723,899	Technicolor S.A. EUR 27.0(15)				5,865,010
Recreation & Travel (0.0%)
526,589	Cineworld Group				187,992
Software - Services (0.1%)
12,594	SkillSoft Corp.(14)				2,140,980
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(12),(14)				—
71	Sprint Industrial Holdings LLC, Class H(2),(3),(12),(14)				—
172	Sprint Industrial Holdings LLC, Class I(2),(3),(12),(14)				2
					2
TOTAL COMMON STOCKS (Cost $30,630,318)					18,456,659

WARRANT (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(12),(14) (Cost $68,804)				—

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2021 (unaudited)

Number of Shares		Value

SHORT-TERM INVESTMENTS (0.1%)
1,537,730	State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(16) (Cost $1,537,730)	$1,537,730

TOTAL INVESTMENTS AT VALUE (93.7%) (Cost $2,022,897,459)		1,965,123,501

OTHER ASSETS IN EXCESS OF LIABILITIES (6.3%)		132,937,908
NET ASSETS (100.0%)		$2,098,061,409

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2021.
(2)	Illiquid security (unaudited).
(3)	Security is valued using significant unobservable inputs.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	This security is denominated in Euro.
(6)	All or a portion is an unfunded loan commitment.
(7)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2021.
(8)	Bond is currently in default.
(9)	This security is denominated in British Pound.
(10)	Zero coupon security.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to a value of $192,175,728 or 9.2% of net assets.
(12)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(13)	Security or portion thereof is out on loan.
(14)	Non-income producing security.
(15)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(16)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2021.

INVESTMENT ABBREVIATIONS

1W = 1 Week

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	5,013,000	USD	6,157,046	10/13/21	Deutsche Bank AG	$6,157,046	$6,124,450	$(32,596)
USD	6,022,714	EUR	4,997,031	10/13/21	Deutsche Bank AG	(6,022,714)	(6,104,939)	(82,225)
USD	123,658,204	EUR	104,363,924	10/13/21	Morgan Stanley	(123,658,204)	(127,502,813)	(3,844,609)
USD	29,799,892	GBP	22,993,202	10/13/21	Deutsche Bank AG	(29,799,892)	(31,616,163)	(1,816,271)
USD	668,841	GBP	497,261	10/13/21	Barclays Bank PLC	(668,841)	(683,745)	(14,904)
								$(5,790,605)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”),, who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Bank Loans	$—	$1,595,898,843	$139,287,132		$1,735,185,975
Corporate Bonds	—	123,139,884	1,265,164		124,405,048
Asset Backed Securities	—	85,538,089	—		85,538,089
Common Stocks	258,520	17,130,483	1,067,656		18,456,659
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	—	1,537,730	—		1,537,730
	$258,520	$1,823,245,029	$141,619,952		$1,965,123,501

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,790,605	$—		$5,790,605

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of January 31, 2021 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$183,482,529	$1,229,671	$2,665,140	$0	(1)	$187,377,340
Accrued discounts (premiums)	175,608	12,089	—	—		187,697
Purchases	10,805,802	27,674	—	—		10,833,476
Sales	(3,198,790)	(112,622)	(302,882)	—		(3,614,294)
Realized gain (loss)	37,936	7,117	244,157	—		289,210
Change in unrealized appreciation (depreciation)	4,423,159	101,235	(639,965)	—		3,884,429
Transfers into Level 3	50,067,589	—	8,724	—		50,076,313
Transfers out of Level 3	(106,506,701)	—	(907,518)	—		(107,414,219)
Balance as of January 31, 2021	$139,287,132	$1,265,164	$1,067,656	$0	(1)	$141,619,952

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2021	$2,195,568	$101,235	$(791,218)	$—		$1,505,585

(1)  Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2021	Technique	Input	(Weighted Average)*
Bank Loans	$139,287,132	Vendor pricing	Single Broker Quote	$0.49 - $1.30 ($0.99)
Common Stocks	$1,054,875	Income Approach	Expected Remaining Distribution	$0.00 - $7.57 ($7.32)
	$12,781	Market Approach	EBITDA Multiples	6.2 (N/A)
Corporate Bonds	$635,212	Market Approach	EBITDA Multiples	6.2 (N/A)
	$629,952	Income Approach	Expected Remaining Distribution	$0.87 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2021, $50,076,313 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $107,414,219 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (38.0%)
Advertising (0.2%)
$500	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$541,003
Aerospace & Defense (0.3%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	259,063
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	527,110
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	267,922
					1,054,095
Air Transportation (0.1%)
250	Hawaiianmiles Loyalty, Ltd. Rule 144A, Senior Secured Notes (Callable 01/20/24 @ 100.00)(1)	(NR, Ba3)	01/20/26	5.750	259,844
Auto Parts & Equipment (0.8%)
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,946,293
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	593,320
					2,539,613
Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B1)	07/15/28	6.250	269,844
Brokerage (0.5%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,409,141
Building & Construction (0.2%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	679,796
Building Materials (2.3%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	739,242
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,068,560
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,491,000
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	804,225
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/16/21 @ 102.56)(1)	(BB, B2)	06/01/25	5.125	1,022,395
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	545,662
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1),(2)	(BB-, B2)	06/15/28	7.250	562,385
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	518,638
					6,752,107
Building Products (0.1%)
375	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC+, Caa1)	02/01/29	5.625	373,359
Cable & Satellite TV (1.0%)
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	643,816
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,274,100
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	481,457
450	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	472,794
					2,872,167

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals (2.5%)
$675	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 101.56)(1)	(CCC+, Caa1)	02/01/25	6.250	$688,500
500	Aruba Investments, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 100.00)(1)	(CCC+, Caa1)	02/15/23	8.750	503,072
1,144	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.00)(1),(3)	(CCC+, Caa1)	06/01/23	8.750	1,159,756
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	265,625
250	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	255,890
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,563,392
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	263,125
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	706
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	774,375
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,676,991
400	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	440,000
					7,591,432
Consumer/Commercial/Lease Financing (0.8%)
2,170	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,260,869
Diversified Capital Goods (0.4%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	369,031
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	819,870
					1,188,901
Electric-Integrated (0.0%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)	(BB-, B1)	07/01/30	5.250	137,938
Electronics (0.5%)
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	1,037,500
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	539,062
					1,576,562
Energy - Exploration & Production (0.8%)
750	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Ba1)	06/15/24	4.750	773,002
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B3)	03/14/27	7.250	403,706
125	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B3)	01/15/29	6.000	129,416
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/01/21 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	992,319
					2,298,443
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	257,438
Food - Wholesale (0.1%)
250	U.S. Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	251,250
Forestry & Paper (0.3%)
250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	272,031

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Forestry & Paper
$575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	$619,922
					891,953
Gaming (1.5%)
500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	521,158
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	1,324,686
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 03/01/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	466,265
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	788,203
1,200	Stars Group U.S. Co-Borrower LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/21 @ 103.50)(1)	(BB-, Ba2)	07/15/26	7.000	1,260,750
					4,361,062
Gas Distribution (0.4%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/01/21 @ 104.88)	(B+, B1)	10/01/25	6.500	695,381
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/01/21 @ 104.69)	(B+, B1)	05/15/26	6.250	404,197
250	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	260,075
					1,359,653
Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	568,318
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	304,390
					872,708
Health Services (0.9%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	260,156
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	368,550
250	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC, Caa2)	06/01/25	7.375	267,969
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,370,300
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B3)	12/15/25	5.250	259,688
43	Valitas Health Services, Inc. (5),(7),(8)	(NR, NR)	02/26/22	0.000	37,553
					2,564,216
Insurance (0.4%)
800	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	815,100
500	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	529,595
					1,344,695
Insurance Brokerage (1.2%)
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	721,437
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	574,920
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	810,000
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,578,600
					3,684,957

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
lnvestments & Misc. Financial Services (0.8%)
$2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	$2,319,922
Machinery (0.4%)
600	ATS Automation Tooling Systems, Inc. Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	608,625
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	363,343
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	269,219
					1,241,187
Managed Care (0.3%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	599,400
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	388,962
					988,362
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	195,265
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	181,000
					376,265
Media Content (1.0%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(2)	(CCC-, B3)	08/15/27	6.625	206,781
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Ba3)	08/15/26	5.375	1,617,500
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	800,579
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	258,110
					2,882,970
Medical Products (0.2%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(B, B3)	07/15/28	4.625	526,975
Metals & Mining - Excluding Steel (1.3%)
250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	255,726
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.25)(1)	(CCC+, NR)	03/01/24	6.500	1,022,915
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	521,563
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/01/21 @ 102.19)(1)	(B-, Caa1)	06/15/22	8.750	2,006,579
					3,806,783
Mining (0.3%)
850	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	847,875
Oil & Gas (0.1%)
250	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 102.00)(1)	(BB, Ba3)	01/15/32	4.000	248,125
Oil Field Equipment & Services (0.4%)
324	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(3),(5),(7)	(NR, NR)	08/28/25	5.000	142,014
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	1,093,750
					1,235,764

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (2.0%)
$130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 03/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	$135,116
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	1,528,125
1,790	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,833,631
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/01/21 @ 102.38)	(BB, Ba3)	03/15/25	4.750	484,203
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,052,401
					6,033,476
Personal & Household Products (0.8%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (1),(5),(7)	(NR, NR)	03/15/25	8.875	8,437
1,430	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/21 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,503,359
935	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 101.59)(1)	(B+, B3)	03/01/24	6.375	954,869
					2,466,665
Pharmaceuticals (1.5%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	549,788
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	1,029,695
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	538,845
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, Ba3)	08/01/27	5.500	800,018
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, B2)	12/15/24	4.375	1,577,411
					4,495,757
Real Estate Development & Management (1.3%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,311,859
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1),(2)	(CCC+, Wr)	05/01/25	7.875	1,566,524
					3,878,383
Real Estate Investment Trusts (0.8%)
250	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	254,586
250	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	256,873
750	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	738,750
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/01/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	259,063
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	507,812
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	260,312
					2,277,396
Recreation & Travel (2.5%)
930	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	972,431
642	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	644,809
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, NR)	07/15/29	5.250	758,768
250	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	264,063
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(2)	(B-, B2)	05/01/25	8.750	269,844
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	2,236,792
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	215,875

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$1,635	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	$1,622,737
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	398,906
					7,384,225
Software - Services (1.7%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(B+, Ba3)	09/01/28	3.625	607,920
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	833,774
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/21 @ 102.63)(1)	(CCC+, Caa1)	03/01/24	10.500	3,509,650
					4,951,344
Specialty Retail (1.6%)
120	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	123,600
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	70,548
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	532,000
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	333,125
1,020	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,061,968
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	792,656
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	375,938
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,507,187
					4,797,022
Support - Services (2.0%)
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,152,634
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	687,915
250	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, NR)	12/15/28	7.125	259,531
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB, Ba3)	07/01/28	4.500	263,988
1,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B3)	07/31/26	7.125	1,348,909
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	554,850
735	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	775,609
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	526,295
390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	402,431
					5,972,162
Tech Hardware & Equipment (0.3%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	744,844
115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	134,293
					879,137
Telecom - Wireless (0.1%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/08/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	256,219

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (0.8%)
$800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	$840,000
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	217,126
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 103.94)(1)	(CC, Wr)	12/31/24	7.875	409,219
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,079,030
					2,545,375
Theaters & Entertainment (1.2%)
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/01/21 @ 100.81)	(B, Caa1)	06/01/23	4.875	1,617,087
275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	296,567
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/03/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	503,250
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	652,642
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(B+, B1)	05/15/27	6.500	556,095
					3,625,641
Transport Infrastructure/Services (0.7%)
1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/02/21 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	1,131,572
880	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba3)	03/01/28	4.000	898,542
					2,030,114
TOTAL CORPORATE BONDS (Cost $112,163,877)					113,460,190

BANK LOANS (50.8%)
Advertising (0.2%)
734	MH Sub I LLC, LIBOR 1M + 3.500%(9)	(B, B2)	09/13/24	3.621	731,139
Aerospace & Defense (0.3%)
980	TransDigm, Inc., LIBOR 1M + 2.250%(9)	(B+, Ba3)	12/09/25	2.371	965,325
Air Transportation (0.1%)
214	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(9)	(NR, Baa3)	06/25/27	6.250	228,957
Auto Parts & Equipment (1.9%)
1,056	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(7),(9)	(B, B2)	05/22/25	6.496	1,061,531
970	Clarios Global LP, LIBOR 1M + 3.500%(9)	(B, B1)	04/30/26	3.621	971,461
965	Dayco Products LLC, LIBOR 3M + 4.250%(9)	(CCC+, Caa2)	05/19/23	4.483	829,297
383	Dealer Tire LLC, LIBOR 1M + 4.250%(9)	(B-, B1)	12/12/25	4.371	382,820
560	Garrett Motion, Inc., LIBOR 1M + 4.500%(7),(9)	(BBB-, NR)	03/31/21	5.500	562,800
133	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(3),(7),(9)	(CCC-, Caa3)	02/28/26	11.000	124,182
199	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(3),(7),(9)	(B-, Caa1)	08/28/25	7.000	198,195
389	Les Schwab Tire Centers, LIBOR 3M + 3.500%(9)	(B, B2)	11/02/27	4.250	391,342
1,000	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(9)	(CCC+, B2)	12/22/25	7.500	1,026,565
					5,548,193
Banking (0.3%)
14	NEXUS Buyer LLC, LIBOR 1M + 3.750%(9)	(B-, B2)	11/09/26	3.880	13,918
997	PI U.S. MergerCo, Inc., LIBOR 1M + 3.500%(9)	(B-, B3)	01/03/25	4.500	999,750
					1,013,668
Building & Construction (0.5%)
441	ACProducts, Inc., LIBOR 3M + 6.500%(9)	(B, NR)	08/18/25	7.500	453,091
258	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(9)	(BB, B1)	10/29/24	3.750	259,175
540	TRC Companies, Inc., LIBOR 1M + 5.000%(9)	(B, B2)	06/21/24	6.000	542,741
245	TRC Companies, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	06/21/24	4.500	246,456
					1,501,463
Building Materials (0.6%)
585	Airxcel, Inc., LIBOR 1M + 4.500%(9)	(B-, B3)	04/28/25	4.621	582,806

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials
$1,228	Cornerstone Building Brands, Inc., LIBOR 1M + 3.750%(9)	(B+, B2)	04/12/25	3.876	$1,233,639
					1,816,445
Chemicals (2.7%)
410	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(9)	(B, NR)	09/13/23	4.000	408,488
309	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(9)	(B, NR)	09/13/23	4.000	307,751
954	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(9)	(BB-, B1)	08/27/26	6.250	961,943
430	NIC Acquisition Corp., LIBOR 3M + 7.750%(9)	(CCC, Caa2)	01/14/29	8.500	436,312
750	NIC Acquisition Corp., LIBOR 3M + 3.750%(9)	(B, B3)	01/14/28	4.500	753,754
1,725	PMHC II, Inc., LIBOR 12M + 3.500%(9)	(CCC+, Caa1)	03/31/25	4.500	1,632,503
974	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(7),(9)	(B-, B2)	10/15/25	4.883 – 5.004	971,975
493	Solenis Holdings LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	06/26/25	4.233	492,704
61	UTEX Industries, Inc., LIBOR 1M + 9.000%(9)	(NR, NR)	02/10/21	10.500	61,948
43	UTEX Industries, Inc., LIBOR 1M + 7.000%(9)	(NR, NR)	02/08/21	8.500	43,364
40	UTEX Industries, Inc., LIBOR 1M + 9.500%(9)	(NR, NR)	12/03/25	11.000	39,861
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(9)	(CCC-, Caa3)	10/27/25	9.250	424,121
1,455	Zep, Inc., LIBOR 3M + 4.000%(9)	(CCC+, B3)	08/12/24	5.000	1,443,390
					7,978,114
Diversified Capital Goods (3.1%)
1,604	Callaway Golf Co., LIBOR 1M + 4.500%(9)	(B+, B1)	01/02/26	4.630	1,611,579
916	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.750%(9)	(BB-, B2)	06/08/26	4.750	923,940
1,453	Dynacast International LLC, LIBOR 3M + 3.250%(9)	(CCC, Caa1)	01/28/22	4.250	1,468,916
485	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	06/28/24	4.500	481,714
945	Filtration Group Corp., LIBOR 1M + 3.000%(9)	(B, B3)	03/29/25	3.121	937,069
494	Filtration Group Corp., LIBOR 1M + 3.750%(9)	(B, B3)	03/29/25	4.500	497,516
902	GrafTech Finance, Inc., LIBOR 1M + 3.500%(7),(9)	(BB-, B1)	02/12/25	4.500	904,220
506	Thermon Industries, Inc., LIBOR 1M + 3.750%(9)	(B, B2)	10/30/24	4.750	505,500
1,859	Vertiv Group Corp., LIBOR 1M + 3.000%(9)	(B+, B1)	03/02/27	3.144	1,864,694
					9,195,148
Electronics (0.7%)
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(9)	(CCC, Caa2)	07/26/25	8.250	459,713
1,211	Oberthur Technologies SA, LIBOR 3M + 3.750%(9)	(B-, B3)	01/10/24	4.004	1,196,539
394	Triton Solar U.S. Acquisition Co., LIBOR 3M + 6.000%(6),(9)	(B, B3)	10/29/24	6.254	361,441
					2,017,693
Energy - Exploration & Production (0.1%)
371	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(9)	(B-, B2)	05/22/26	4.121	363,469
852	PES Holdings LLC, PRIME + 1.500%(4),(9)	(NR, NR)	12/31/22	3.000	38,351
					401,820
Food & Drug Retailers (0.0%)
104	WOOF Holdings, Inc., LIBOR 12M + 7.250%(9)	(CCC, Caa2)	12/11/28	8.000	106,042
Food - Wholesale (0.8%)
981	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7),(9)	(B, B2)	12/13/23	4.250	984,843
522	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(7),(9)	(B, B2)	12/13/23	5.250	523,786
213	U.S. Foods, Inc., LIBOR 1M + 2.000%(9)	(BB-, B3)	09/13/26	2.121	210,166
702	United Natural Foods, Inc., LIBOR 1M + 4.250%(9)	(B, B2)	10/22/25	4.371	704,907
					2,423,702
Forestry & Paper (0.2%)
652	Asplundh Tree Expert LLC, LIBOR 1M + 2.500%(9)	(BBB-, Ba1)	09/07/27	2.621	654,813
Gaming (1.3%)
951	CBAC Borrower LLC, LIBOR 1M + 4.000%(6),(9)	(CCC+, Caa2)	07/08/24	4.121	932,210
1,937	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500% Cash, 3.000% PIK(3),(9)	(NR, NR)	12/01/23	3.000	1,898,234
332	Golden Nugget, Inc., LIBOR 2M + 2.500%(9)	(B, B2)	10/04/23	3.250	326,096
696	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(9)	(BBB-, Ba1)	07/10/25	3.754	699,088
					3,855,628
Gas Distribution (0.5%)
1,346	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(9)	(B, B3)	09/27/24	6.500	1,328,235

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Facilities (0.4%)
$160	Western Dental Services, Inc., LIBOR 1M + 4.500%(7),(9)	(CCC+, Caa1)	06/30/23	5.500	$156,743
1,088	Western Dental Services, Inc., LIBOR 1M + 5.250%(7),(9)	(CCC+, Caa1)	06/30/23	6.250	1,074,470
					1,231,213
Health Services (4.7%)
1,000	Agiliti Health, Inc., LIBOR 1M + 2.750%(7),(9)	(B+, B1)	01/04/26	3.500	998,750
2,006	Athenahealth, Inc., LIBOR 1M + 4.500%(9)	(B, B2)	02/11/26	4.633	2,015,894
250	Athenahealth, Inc., LIBOR 3M + 4.250%(9)	(B, B2)	02/11/26	4.455	251,536
1,475	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(9)	(B-, NR)	02/27/26	3.871	1,447,948
860	Cambrex Corp., LIBOR 1M + 5.000%(9)	(B, NR)	12/04/26	4.250	865,896
267	Cano Health LLC(8),(10)	(B-, B3)	11/19/27	0.000	266,508
733	Cano Health LLC, LIBOR 3M + 4.750%(9)	(B-, B3)	11/19/27	5.500	730,992
336	Carestream Health, Inc., LIBOR 3M + 6.750%(9)	(B-, B1)	05/08/23	7.750	335,728
1,717	KUEHG Corp., LIBOR 3M + 3.750%(9)	(CCC+, B3)	02/21/25	4.750	1,667,926
1,473	Learning Care Group, Inc., LIBOR 3M + 3.250%(9)	(CCC, B3)	03/13/25	4.250	1,422,834
1,500	nThrive, Inc., LIBOR 3M + 3.750%(9)	(B-, B2)	01/15/28	4.500	1,505,160
1,000	PetVet Care Centers, LLC, LIBOR 1M + 4.250%(9)	(B, B2)	02/14/25	5.250	1,005,625
1,426	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(9)	(B-, B3)	12/10/27	6.250	1,438,251
					13,953,048
Insurance Brokerage (0.8%)
652	Acrisure LLC, LIBOR 1M + 3.500%(9)	(B, B2)	02/15/27	3.621	650,158
1,281	NFP Corp., LIBOR 1M + 3.250%(9)	(B, B1)	02/15/27	3.371	1,274,244
589	Ryan Specialty Group LLC, LIBOR 1M + 3.250%(9)	(B, B1)	09/01/27	4.000	591,007
					2,515,409
Investments & Misc. Financial Services (2.5%)
1,238	Advisor Group, Inc., LIBOR 1M + 5.000%(9)	(B-, B2)	07/31/26	5.121	1,240,161
457	Altisource Solutions Sarl, LIBOR 3M + 4.000%(6),(9)	(B-, Caa1)	04/03/24	5.000	393,268
499	AqGen Ascensus, Inc., LIBOR 3M + 4.000%(9)	(B-, B2)	12/13/26	5.000	501,709
453	Ditech Holding Corp., PRIME + 7.000%(4),(9)	(NR, NR)	06/30/22	11.250	146,536
925	Focus Financial Partners LLC, LIBOR 1M + 2.000%(9)	(BB-, Ba3)	07/03/24	2.121	923,433
1,213	Hudson River Trading LLC, LIBOR 1M + 3.000%(9)	(BB-, Ba2)	02/18/27	3.121	1,216,292
623	Jane Street Group LLC, LIBOR 1M + 2.750%(9)	(BB-, Ba3)	01/21/27	2.875	621,642
406	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(7),(9)	(B, B3)	06/03/26	4.380	406,187
611	Liquidnet Holdings, Inc., LIBOR 3M + 3.250%(9)	(BB-, Ba3)	07/15/24	4.250	610,189
1,402	VFH Parent LLC, LIBOR 1M + 3.000%(9)	(B+, Ba3)	03/01/26	3.129	1,401,428
					7,460,845
Machinery (1.1%)
912	Cohu, Inc., LIBOR 1M + 3.000%(9)	(B-, B2)	10/01/25	3.121	907,098
288	CPM Holdings, Inc., LIBOR 3M + 3.750%(9)	(CCC+, B3)	11/17/25	3.894	285,523
247	CPM Holdings, Inc., LIBOR 3M + 8.250%(6),(7),(9)	(CCC, Caa3)	11/15/26	8.394	244,655
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(9)	(CCC+, Caa3)	09/06/26	6.871	401,429
968	LTI Holdings, Inc., LIBOR 1M + 3.500%(9)	(B-, B3)	09/06/25	3.621	947,124
501	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7),(9)	(B+, B1)	06/27/24	3.750	501,316
					3,287,145
Managed Care (1.0%)
1,387	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(9)	(B+, B2)	04/02/25	3.188	1,391,881
1,512	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(9)	(B+, Ba3)	06/07/23	3.750	1,512,132
					2,904,013
Media - Diversified (0.5%)
619	Cast and Crew Payroll LLC, LIBOR 1M + 3.750%(9)	(B, B3)	02/09/26	3.871	612,484
977	Diamond Sports Group LLC, LIBOR 1M + 3.250%(9)	(CCC+, Ba3)	08/24/26	3.380	839,098
					1,451,582
Media Content (0.2%)
444	RV Retailer, LLC, LIBOR 3M + 3.000%(7),(9)	(B+, B2)	01/28/28	4.750	443,333
Medical Products (1.8%)
1,048	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(9)	(CCC+, B3)	06/15/23	6.000	997,617
1,500	CPI Holdco LLC, LIBOR 1M + 4.000%(9)	(B, B2)	11/04/26	4.121	1,504,688
982	CryoLife, Inc., LIBOR 3M + 3.250%(9)	(B, B1)	12/01/24	4.250	987,190

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Medical Products
$1,900	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(9)	(NR, B1)	12/11/26	3.250	$1,898,812
					5,388,307
Metals & Mining - Excluding Steel (0.0%)
200	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(4),(9)	(NR, NR)	02/28/21	7.750	1,101
Non - Electric Utilities (0.0%)
93	BCP Raptor LLC, LIBOR 1M + 4.250%(9)	(B-, B3)	06/24/24	5.250	85,865
Packaging (1.3%)
978	Charter NEX U.S., Inc., LIBOR 1M + 4.250%(9)	(B, NR)	12/01/27	5.000	985,932
616	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(9)	(B, B2)	12/29/23	4.000	617,196
815	Proampac PG Borrower LLC, LIBOR 3M + 4.000%(9)	(B-, B2)	11/03/25	5.000	819,433
731	Strategic Materials, Inc., LIBOR 3M + 3.750%(6),(9)	(CCC, Caa3)	11/01/24	4.750	654,384
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(9)	(CC, C)	10/31/25	8.750	316,050
445	TricorBraun Holdings, Inc., LIBOR 1M + 3.750%(9)	(B-, B2)	11/30/23	4.750	444,799
					3,837,794
Personal & Household Products (1.0%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(9)	(B, B2)	09/27/24	4.500	1,002,660
979	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(9)	(B, Caa2)	08/10/23	8.500	908,028
922	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(9)	(B, B1)	10/30/27	4.000	926,764
					2,837,452
Pharmaceuticals (0.9%)
438	Akorn, Inc., LIBOR 3M + 7.500%(9)	(CCC+, Caa2)	10/01/25	8.500	440,301
500	Bausch Health Companies, Inc.(10)	(BB, Ba2)	11/27/25	2.871	500,040
862	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(9)	(B+, B2)	04/29/24	5.000	857,299
884	Syneos Health, Inc., LIBOR 1M + 1.500%(9)	(BB, Ba2)	08/01/24	1.621	880,156
					2,677,796
Real Estate Development & Management (0.7%)
1,224	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(9)	(BB-, Ba3)	08/21/25	2.871	1,221,998
1,008	Forest City Enterprises LP, LIBOR 1M + 3.500%(9)	(B+, B2)	12/08/25	3.621	989,122
					2,211,120
Real Estate Investment Trusts (0.5%)
718	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(9)	(B+, Ba2)	04/23/26	5.750	728,447
748	Claros Mortgage Trust, Inc., LIBOR 1M + 5.000%(7),(9)	(B+, Ba3)	08/09/26	6.000	748,106
					1,476,553
Recreation & Travel (1.6%)
250	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(9)	(CCC-, Caa3)	09/04/26	7.871	225,729
1,963	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(9)	(B-, B3)	09/05/25	3.871	1,822,448
198	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(8),(9)	(CCC, Caa2)	02/28/25	0.000	156,917
491	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(9)	(CCC, Caa2)	09/30/26	3.750	386,958
87	Crown Finance U.S., Inc., LIBOR 3M +7.000%(9)	(B-, B3)	05/23/24	15.250	108,093
874	Hornblower Sub LLC, LIBOR 3M + 4.500%(9)	(CCC-, Caa2)	04/27/25	5.750	767,563
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(9)	(NR, NR)	11/10/25	9.125	1,220,490
					4,688,198
Restaurants (1.8%)
1,754	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(9)	(B-, B2)	06/27/25	3.621	1,743,170
500	IRB Holding Corp., LIBOR 3M + 3.250%(9)	(B, B2)	12/15/27	4.250	502,455
1,227	IRB Holding Corp., LIBOR 6M + 2.750%(9)	(B, B2)	02/05/25	3.750	1,227,292
489	K-Mac Holdings Corp., LIBOR 1M + 3.000%(9)	(B-, B2)	03/14/25	3.147	489,575
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(6),(9)	(CCC, Caa2)	03/16/26	6.897	290,017
483	Miller's Ale House, Inc., LIBOR 1M + 4.750%(6),(9)	(CCC, Caa1)	05/30/25	4.877 – 7.000	461,102
737	Tacala LLC, LIBOR 1M + 3.750%(9)	(B-, B2)	02/05/27	4.500	739,045
					5,452,656
Software - Services (7.8%)
1,247	Applied Systems, Inc., LIBOR 3M + 3.000%(9)	(B-, B2)	09/19/24	4.000	1,250,395
744	Aston FinCo Sarl, LIBOR 3M + 4.250%(9)	(B-, B2)	10/09/26	4.403	741,003
997	DCert Buyer, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/16/26	4.121	1,001,228
890	Emerald TopCo, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	07/24/26	3.628 – 3.711	891,290
600	Epicor Software Corp., LIBOR 1M + 7.750%(9)	(CCC, Caa2)	07/31/28	8.750	628,200

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$1,696	Epicor Software Corp., LIBOR 1M + 3.250%(9)	(B-, B2)	07/30/27	5.250	$1,706,786
1,977	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(9)	(CCC+, B2)	06/13/24	4.500	1,946,247
500	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(9)	(CCC-, Caa2)	06/13/25	8.250	501,980
648	Flexera Software LLC, LIBOR 2M + 3.250%(9)	(B-, B1)	02/26/25	4.250	651,342
1,000	Flexera Software LLC(10)	(B-, B1)	01/26/28	4.500	1,006,880
1,243	Huskies Parent, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	07/31/26	4.121	1,248,713
1,095	Hyland Software, Inc., LIBOR 1M + 7.000%(9)	(CCC, Caa1)	07/07/25	7.750	1,111,141
980	Hyland Software, Inc., LIBOR 1M + 3.500%(9)	(B-, B1)	07/01/24	4.250	985,304
199	MA FinanceCo. LLC, LIBOR 1M + 2.750%(9)	(BB-, B1)	06/21/24	2.871	198,056
508	MA FinanceCo., LLC, LIBOR 3M + 4.250%(9)	(BB-, B1)	06/05/25	5.250	515,922
161	Navicure, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/22/26	4.121	161,693
379	Newport Group, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	09/13/25	3.754	379,328
2,492	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(9)	(B, B3)	04/26/24	4.500	2,500,829
1,105	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	06/01/26	3.621	1,104,934
684	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(9)	(B, B2)	02/09/24	4.500	682,680
307	S2P Acquisition Borrower, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	08/14/26	4.121	307,406
1,344	Seattle Spinco, Inc., LIBOR 1M + 2.750%(9)	(BB-, B1)	06/21/24	2.871	1,337,544
1,926	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(9)	(B-, B1)	05/04/26	3.871	1,934,681
420	VS Buyer LLC, LIBOR 1M + 3.250%(9)	(B-, B1)	02/28/27	3.371	420,928
					23,214,510
Specialty Retail (0.7%)
1,357	EG America LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	02/07/25	4.254	1,357,117
792	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(9)	(CCC+, B2)	05/14/26	3.380	780,051
					2,137,168
Steel Producers/Products (0.8%)
1,090	Atkore International, Inc., LIBOR 3M + 2.750%(9)	(BB-, Ba3)	12/22/23	3.750	1,094,963
1,213	Zekelman Industries, Inc., LIBOR 1M + 2.000%(9)	(BB, Ba3)	01/24/27	2.129	1,213,923
					2,308,886
Support - Services (2.3%)
990	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(9)	(B-, B3)	07/10/26	4.371	991,777
661	Long Term Care Group, Inc., LIBOR 1M + 5.250%(7),(9)	(B, B3)	12/06/22	6.250	660,923
703	Pike Corp., LIBOR 1M + 3.970%(9)	(B, Ba3)	07/24/26	4.091	705,568
432	Pike Corp.(8),(10)	(B, Ba3)	01/15/28	0.000	432,765
568	Pike Corp., LIBOR 1M + 3.000%(9)	(B, Ba3)	01/21/28	3.130	570,150
1,000	Pods LLC, LIBOR 1M + 2.750%(9)	(B+, B2)	12/06/24	3.750	1,005,630
967	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(6),(9)	(CCC, Caa1)	12/20/23	5.500	897,988
662	St. George's University Scholastic Services, LIBOR 1M + 3.250%(9)	(B+, B2)	07/17/25	3.380	661,123
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(6),(9)	(CCC, Caa1)	08/25/25	8.750	328,228
443	Virtusa Corp.(10)	(B+, NR)	12/09/27	5.000	447,065
					6,701,217
Tech Hardware & Equipment (0.2%)
593	CommScope, Inc., LIBOR 1M + 3.250%(9)	(B, Ba3)	04/06/26	3.371	593,158
Telecom - Wireline Integrated & Services (2.5%)
484	Altice Financing S.A., LIBOR 1M + 2.750%(9)	(B, B2)	01/31/26	2.871	479,670
492	Altice France S.A., LIBOR 1M + 4.000%(9)	(B, B2)	08/14/26	4.127	493,401
1,477	Altice France S.A., LIBOR 1M + 3.688%(9)	(B, B2)	01/31/26	3.814	1,474,533
1,163	CenturyLink, Inc., LIBOR 1M + 2.250%(9)	(BBB-, Ba3)	03/15/27	2.371	1,161,776
1,000	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(9)	(B+, NR)	11/12/27	3.750	1,006,670
641	GTT Communications, Inc., LIBOR 3M + 2.750%(9)	(CCC, NR)	05/31/25	3.000	513,769
217	GTT Communications, Inc.(8),(10),(11)	(B-, NR)	12/31/21	0.000	215,890
124	GTT Communications, Inc., LIBOR 1M + 6.000%(9)	(B-, NR)	12/31/21	8.500	123,365
1,114	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(9)	(B, B2)	11/15/24	4.000	1,115,952
455	TVC Albany, Inc., LIBOR 1M + 3.500%(9)	(B-, B2)	07/23/25	3.620	454,150
438	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(9)	(CCC, Caa2)	07/23/26	7.620	399,219
					7,438,395
Theaters & Entertainment (2.1%)
1	AMC Entertainment Holdings, Inc., PRIME + 2.000%(9)	(NR, NR)	04/22/26	5.250	1,047
1,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(9)	(CCC+, B3)	07/03/26	5.500	1,710,625
295	Technicolor S.A., LIBOR 3M + 6.000% Cash, 6.000% PIK(3),(9)	(B, Caa1)	06/30/24	12.235	324,672
944	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(3),(9)	(B, Caa1)	06/30/24	12.235	1,039,986
874	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(3),(9)	(CCC, Ca)	12/31/24	6.025	772,094
169	TopGolf International, Inc., LIBOR 3M + 6.250%(7),(9)	(CCC+, Caa1)	02/08/26	7.000	173,347

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment
$2,461	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(9)	(CCC+, B3)	05/18/25	2.880	$2,304,034
					6,325,805
Trucking & Delivery (0.3%)
974	Transplace Holdings, Inc., LIBOR 3M + 3.750%(6),(9)	(B-, B1)	10/07/24	4.750	979,694
TOTAL BANK LOANS (Cost $152,938,893)					151,368,648

ASSET BACKED SECURITIES (5.4%)
Collateralized Debt Obligations (5.4%)
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(9)	(BB-, NR)	01/17/33	6.573	1,001,893
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(9)	(BB-, NR)	01/15/30	5.441	713,991
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(B+, NR)	07/27/31	5.613	701,436
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150% (1),(6),(9)	(NR, B3)	04/27/27	6.363	481,969
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A (1),(6),(8),(10)	(NR, NR)	07/20/31	0.000	248,998
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(B+, NR)	01/18/31	6.073	736,547
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(9)	(NR, Ba3)	01/18/31	5.623	732,666
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350% (1),(9)	(B+, NR)	10/15/29	6.591	737,630
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(9)	(B+, NR)	01/27/31	6.068	725,517
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(6),(8),(10)	(NR, NR)	07/25/27	0.000	15,000
750	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(9)	(NR, Ba3)	01/20/29	6.974	741,771
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(9)	(NR, Ba3)	10/16/30	5.723	478,467
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(9)	(NR, Ba3)	04/15/29	6.321	710,722
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(9)	(BB-, NR)	10/20/32	7.454	984,498
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300% (1),(9)	(NR, Ba3)	07/20/30	6.524	736,672
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970% (1),(9)	(NR, Baa3)	07/17/28	3.193	492,987
750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060% (1),(9)	(NR, Baa3)	07/15/28	3.301	750,919
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750% (1),(9)	(NR, Ba3)	07/15/32	6.991	1,000,815
500	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500% (1),(9)	(NR, Ba1)	10/22/31	3.722	494,460
750	Venture XXIV CLO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900% (1),(9)	(NR, A3)	10/20/28	4.124	751,826
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(9)	(NR, Ba3)	07/20/30	6.374	462,272
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000% (1),(9)	(NR, B1)	01/20/29	7.224	477,937
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(9)	(NR, B1)	06/20/29	5.989	696,253
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(9)	(BBB-, NR)	07/14/31	3.584	484,679
750	Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550% (1),(9)	(NR, Ba3)	10/15/27	5.791	707,597
TOTAL ASSET BACKED SECURITIES (Cost $17,120,940)					16,067,522
Number of Shares

COMMON STOCKS (1.8%)
Auto Parts & Equipment (0.1%)
11,414	Jason Group, Inc.(12)				68,485
23,014	Remainco LLC(5),(7),(12)				174,216
					242,701
Building & Construction (0.0%)
2	White Forest Resources, Inc.(5),(7),(12)				—
Building Materials (0.2%)
60,000	Cornerstone Building Brands, Inc.(12)				682,800
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(5),(6),(7),(12)				15
25,202	Proppants Holdings LLC(5),(6),(7),(12)				1,260

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

Number of Shares		Value

COMMON STOCKS (continued)
Chemicals
6,341	UTEX Industries, Inc.(12)	$198,683
		199,958
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(5),(6),(7),(12)	372
Investments & Misc. Financial Services (0.6%)
30,000	Gores Metropoulos II, Inc.(12)	325,500
100,000	Mason Industrial Technology, Inc(12)	1,007,000
40,000	Northern Star Investment Corp. II(12)	427,200
		1,759,700
Metals & Mining - Excluding Steel (0.4%)
1,100,000	Taseko Mines Ltd.(12)	1,334,690
Oil Field Equipment & Services (0.0%)
3,529	Pioneer Energy Services Corp.(5),(7),(12)	3,635
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(12)	487,983
Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(13)	601,162
Recreation & Travel (0.1%)
29,277	Cineworld Group(12)	10,452
5,000	Six Flags Entertainment Corp.(12)	171,000
		181,452
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(12)	—
8	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(12)	—
19	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(12)	—
		0
TOTAL COMMON STOCKS (Cost $5,593,023)		5,494,453

WARRANT (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(12) (Cost $3,276)	—

SHORT-TERM INVESTMENTS (0.2%)
523,930	State Street Navigator Securities Lending Government Money Market Portfolio 0.06%(14) (Cost $523,930)	523,930

TOTAL INVESTMENTS AT VALUE (96.2%) (Cost $288,343,939)		286,914,743

OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%)		11,305,549
NET ASSETS (100.0%)		$298,220,292

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to a value of $115,078,777 or 38.6% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Bond is currently in default.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(6)	Illiquid security (unaudited).
(7)	Security is valued using significant unobservable inputs.
(8)	Zero coupon security.
(9)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2021.
(10)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2021.
(11)	Unfunded loan commitment.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2021 (unaudited)

(12)	Non-income producing security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2021.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	1,831,500	USD	1,411,602	10/13/21	Deutsche Bank AG	$1,411,602	$1,433,916	$22,314
USD	2,698,933	CAD	3,509,000	10/13/21	Deutsche Bank AG	(2,698,933)	(2,747,261)	(48,328)
USD	56,241	CAD	71,500	10/13/21	Morgan Stanley	(56,241)	(55,978)	263
USD	14,504	GBP	10,745	10/13/21	Deutsche Bank AG	(14,504)	(14,775)	(271)
USD	1,663	GBP	1,215	10/13/21	Barclays Bank PLC	(1,663)	(1,670)	(7)
								$(26,029)

Currency Abbreviations:

CAD = Canadian Dollar
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$113,271,480	$188,710		$113,460,190
Bank Loans	—	139,853,523	11,515,125		151,368,648
Asset Backed Securities	—	16,067,522	—		16,067,522
Common Stocks	2,941,190	2,373,765	179,498		5,494,453
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	523,930	—		523,930
	$2,941,190	$272,090,220	$11,883,333		$286,914,743
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$22,577	$—		$22,577

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$48,606	$—		$48,606

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of January 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$146,871	$12,986,029	$313,201	$0	(1)	$13,446,101
Accrued discounts (premiums)	706	6,945	—	—		7,651
Purchases	7,309	2,841,638	—	—		2,848,947
Sales	(6,662)	(225,452)	(51,682)	—		(283,796)
Realized gain (loss)	424	317	41,662	—		42,403
Change in unrealized appreciation (depreciation)	40,062	444,770	(55,570)	—		429,262
Transfers into Level 3	—	2,418,379	372	—		2,418,751
Transfers out of Level 3	—	(6,957,501)	(68,485)	—		(7,025,986)
Balance as of January 31, 2021	$188,710	$11,515,125	$179,498	$0	(1)	$11,883,333

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2021	$40,062	$284,426	$(66,983)	$—		$257,505

(1) Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Range
Asset Class	At 01/31/2021	Technique	Input	(Weighted Average)*
Corporate Bonds	$38,259	Income Approach	Expected Remaining Distribution	$0.01 - $0.87 ($0.86)
	$142,014	Market Approach	EBITDA Multiples	6.2 (N/A)
	$8,437	Vendor Pricing	Single Broker Quote	$0.01 (N/A)
Bank Loans	$11,515,125	Vendor Pricing	Single Broker Quote	$0.49 - $1.02 ($0.98)
Common Stocks	$175,863	Income Approach	Expected Remaining Distribution	$0.00 - $7.57 ($7.50)
	$3,635	Market Approach	EBITDA Multiples	6.2 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the During the period ended January 31, 2021, $2,418,751 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $7,025,986 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.